GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 82.6%
Argentina* – 0.1%
2,339	Banco Macro SA ADR (Banks)	$ 49,774
1,548	Globant SA (Software)	267,711

		317,485

Australia – 0.7%
520	AGL Energy Ltd. (Multi-Utilities)	6,160
4,073	Ampol Ltd. (Oil, Gas & Consumable Fuels)	76,348
1,505	APA Group (Gas Utilities)	11,790
5,840	Appen Ltd. (IT Services)	148,753
178	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	3,337
118	ASX Ltd. (Capital Markets)	6,953
122,060	Beach Energy Ltd. (Oil, Gas & Consumable Fuels)	122,328
27,018	Charter Hall Group (Equity Real Estate Investment Trusts (REITs))	201,419
855	Coca-Cola Amatil Ltd. (Beverages)	4,990
6,215	Coles Group Ltd. (Food & Staples Retailing)	80,576
6,458	CSL Ltd. (Biotechnology)	1,256,098
5,653	Dexus (Equity Real Estate Investment Trusts (REITs))	34,316
31,812	Downer EDI Ltd. (Commercial Services & Supplies)	93,025
6,108	Goodman Group (Equity Real Estate Investment Trusts (REITs))	74,265
32,172	IGO Ltd. (Metals & Mining)	105,895
900	JB Hi-Fi Ltd. (Specialty Retail)	29,475
263	Magellan Financial Group Ltd. (Capital Markets)	11,426
7,216	Mirvac Group (Equity Real Estate Investment Trusts (REITs))	10,738
92,171	Nine Entertainment Co. Holdings Ltd. (Media)	88,490
60,991	NRW Holdings Ltd. (Construction & Engineering)	79,601
20,893	OZ Minerals Ltd. (Metals & Mining)	202,785
36,679	Saracen Mineral Holdings Ltd.* (Metals & Mining)	159,881
10,374	Seven Group Holdings Ltd. (Trading Companies & Distributors)	125,527
2,887	Shopping Centres Australasia Property Group (Equity Real Estate Investment Trusts (REITs))	4,443
26,876	Super Retail Group Ltd. (Specialty Retail)	169,869

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
1,303	Telstra Corp. Ltd. (Diversified Telecommunication Services)	$ 3,120
12,552	The GPT Group (Equity Real Estate Investment Trusts (REITs))	34,734
531	Transurban Group (Transportation Infrastructure)	5,252
8,937	Wesfarmers Ltd. (Multiline Retail)	297,135
2,953	Woolworths Group Ltd. (Food & Staples Retailing)	81,751

		3,530,480

Austria* – 0.1%
3,919	BAWAG Group AG(a) (Banks)	143,872
2,709	CA Immobilien Anlagen AG (Real Estate Management & Development)	84,908
165	OMV AG (Oil, Gas & Consumable Fuels)	5,211
5,966	S&T AG (IT Services)	161,788
715	Vienna Insurance Group AG Wiener Versicherung Gruppe (Insurance)	15,898

		411,677

Belgium – 0.2%
724	Cofinimmo SA (Equity Real Estate Investment Trusts (REITs))	103,339
137	Colruyt SA (Food & Staples Retailing)	7,957
170	Elia Group SA (Electric Utilities)	18,502
12,251	KBC Group NV (Banks)	698,508
6,606	Proximus SADP (Diversified Telecommunication Services)	135,892
283	Sofina SA (Diversified Financial Services)	79,267

		1,043,465

Brazil – 0.7%
61,149	Ambev SA ADR (Beverages)	163,879
35,300	B3 SA - Brasil Bolsa Balcao (Capital Markets)	429,294
18,000	Banco do Brasil SA (Banks)	115,870
19,400	BR Malls Participacoes SA (Real Estate Management & Development)	36,817
5,400	Centrais Eletricas Brasileiras SA (Electric Utilities)	38,239
7,629	Cosan SA (Oil, Gas & Consumable Fuels)	132,206
15,000	Even Construtora e Incorporadora SA (Household Durables)	42,499
50,189	JBS SA (Food Products)	207,239

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Brazil – (continued)
6,100	Lojas Americanas SA (Multiline Retail)	$ 39,875
24,200	Magazine Luiza SA (Multiline Retail)	374,420
18,700	Marfrig Global Foods SA* (Food Products)	51,656
15,900	Minerva SA* (Food Products)	41,392
13,700	Notre Dame Intermedica Participacoes SA (Health Care Providers & Services)	175,329
16,200	Petroleo Brasileiro SA ADR (Oil, Gas & Consumable Fuels)	140,454
28,374	Qualicorp Consultoria e Corretora de Seguros SA (Health Care Providers & Services)	152,298
7,400	Raia Drogasil SA (Food & Staples Retailing)	176,044
9,400	SLC Agricola SA (Food Products)	41,805
3,250	StoneCo Ltd. Class A* (IT Services)	155,058
24,500	TOTVS SA (Software)	121,313
50,000	Vale SA (Metals & Mining)	581,898
48,900	WEG SA (Electrical Equipment)	631,340

		3,848,925

Cambodia – 0.0%
48,000	NagaCorp Ltd. (Hotels, Restaurants & Leisure)	51,308

Canada – 2.2%
10,900	Alacer Gold Corp.* (Metals & Mining)	84,225
3,050	Allied Properties Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	91,333
6,300	ATS Automation Tooling Systems, Inc.* (Machinery)	81,557
4,612	BCE, Inc. (Diversified Telecommunication Services)	193,370
201	Brookfield Asset Management, Inc. Class A (Capital Markets)	6,492
2,600	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	94,279
73	Canadian Imperial Bank of Commerce (Banks)	5,054
10,436	Canadian National Railway Co. (Road & Rail)	1,020,536
3,614	Canadian Pacific Railway Ltd. (Road & Rail)	994,501
6,600	Capital Power Corp. (Independent Power and Renewable Electricity Producers)	139,593
122	CGI, Inc.* (IT Services)	8,714

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
4,500	Empire Co. Ltd. Class A (Food & Staples Retailing)	$ 115,603
14,700	Equinox Gold Corp.* (Metals & Mining)	175,265
48	Fortis, Inc. (Electric Utilities)	1,955
1,331	George Weston Ltd. (Food & Staples Retailing)	100,532
2,550	Granite Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	148,303
843	Hydro One Ltd.(a) (Electric Utilities)	17,962
210	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	3,285
26	Intact Financial Corp. (Insurance)	2,839
12,900	Interfor Corp.* (Paper & Forest Products)	149,759
7,200	Keyera Corp. (Oil, Gas & Consumable Fuels)	109,442
1,080	Kinaxis, Inc.* (Software)	164,002
597	Loblaw Cos. Ltd. (Food & Staples Retailing)	30,972
20,400	Lundin Mining Corp. (Metals & Mining)	114,226
2,133	Magna International, Inc. (Auto Components)	98,588
977	Manulife Financial Corp. (Insurance)	13,093
360	Metro, Inc. (Food & Staples Retailing)	15,793
7,000	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	191,795
2,630	Novanta, Inc.* (Electronic Equipment, Instruments & Components)	272,678
10,800	Parex Resources, Inc.* (Oil, Gas & Consumable Fuels)	130,621
11,222	Power Corp. of Canada (Insurance)	199,147
8,671	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	401,294
207	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	8,453
76	Royal Bank of Canada (Banks)	5,243
1,160	Shopify, Inc. Class A* (IT Services)	1,187,840
4,233	SSR Mining, Inc.* (Metals & Mining)	101,444
5,250	Stantec, Inc. (Professional Services)	168,970
11,900	Summit Industrial Income REIT (Equity Real Estate Investment Trusts (REITs))	107,055
15,111	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	237,701

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
1,120	TC Energy Corp. (Oil, Gas & Consumable Fuels)	$ 51,048
2,250	TELUS Corp. (Diversified Telecommunication Services)	39,022
4,430	TFI International, Inc. (Road & Rail)	192,222
6,009	The Descartes Systems Group, Inc.* (Software)	338,392
209	The Toronto-Dominion Bank (Banks)	9,248
3,726	Thomson Reuters Corp. (Professional Services)	259,981
2,337	Toromont Industries Ltd. (Trading Companies & Distributors)	127,401
15,600	Wesdome Gold Mines Ltd.* (Metals & Mining)	159,674
3,000	West Fraser Timber Co. Ltd. (Paper & Forest Products)	148,539
53,650	Wheaton Precious Metals Corp. (Metals & Mining)	2,914,804

		11,233,845

Chile – 0.1%
1,755,120	Enel Americas SA (Electric Utilities)	272,312

China – 5.7%
42,750	A-Living Services Co Ltd. Class H(a) (Commercial Services & Supplies)	241,455
1,329,224	Agricultural Bank of China Ltd. Class H (Banks)	471,804
30,400	Aier Eye Hospital Group Co. Ltd. Class A (Health Care Providers & Services)	197,485
18,000	Airtac International Group (Machinery)	377,593
18,937	Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	4,753,566
46,000	Alibaba Health Information Technology Ltd.* (Health Care Technology)	127,332
22,200	Anhui Conch Cement Co. Ltd. Class A (Construction Materials)	195,401
67,889	Anhui Conch Cement Co. Ltd. Class H (Construction Materials)	513,387
24,535	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	232,910
15,646	Baidu, Inc. ADR* (Interactive Media & Services)	1,868,132
1,888,037	Bank of China Ltd. Class H (Banks)	628,733
241,363	Bank of Communications Co. Ltd. Class H (Banks)	133,977

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
370,000	Beijing Capital International Airport Co. Ltd. Class H (Transportation Infrastructure)	$ 243,743
7,400	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H (Health Care Equipment & Supplies)	43,782
16,100	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A (Construction Materials)	126,466
54,700	Centre Testing International Group Co. Ltd. Class A (Professional Services)	183,323
363,011	China Cinda Asset Management Co. Ltd. Class H (Capital Markets)	68,459
435,515	China Construction Bank Corp. Class H (Banks)	317,547
262,709	China Everbright Bank Co. Ltd. Class H (Banks)	98,731
183,662	China Galaxy Securities Co. Ltd. Class H (Capital Markets)	109,861
110,000	China International Capital Corp. Ltd. Class H*(a) (Capital Markets)	260,146
34,000	China Lesso Group Holdings Ltd. (Building Products)	65,780
119,033	China Life Insurance Co. Ltd. Class H (Insurance)	273,051
15,400	China Literature Ltd.*(a) (Media)	101,336
120,532	China Medical System Holdings Ltd. (Pharmaceuticals)	146,355
16,000	China Meidong Auto Holdings Ltd. (Specialty Retail)	44,719
57,500	China Merchants Bank Co. Ltd. Class H (Banks)	268,352
265,233	China Minsheng Banking Corp. Ltd. Class H (Banks)	167,057
327,383	China National Building Material Co. Ltd. Class H (Construction Materials)	508,421
155,695	China Oilfield Services Ltd. Class H (Energy Equipment & Services)	121,480
61,265	China Oriental Group Co. Ltd. (Metals & Mining)	17,740
76,000	China Resources Cement Holdings Ltd. (Construction Materials)	104,051
31,000	China Shenhua Energy Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	51,330
41,245	China Shineway Pharmaceutical Group Ltd. (Pharmaceuticals)	27,594

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
632,000	China Telecom Corp. Ltd. Class H (Diversified Telecommunication Services)	$ 187,657
50,000	China Yuhua Education Corp. Ltd.(a) (Diversified Consumer Services)	48,333
6,500	Contemporary Amperex Technology Co. Ltd. Class A (Electrical Equipment)	195,631
70,000	Cosco Shipping Energy Transportation Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	31,243
127,136	Country Garden Services Holdings Co. Ltd. (Commercial Services & Supplies)	767,056
29,300	ENN Energy Holdings Ltd. (Gas Utilities)	355,167
56,000	Ever Sunshine Lifestyle Services Group Ltd. (Commercial Services & Supplies)	107,739
14,300	Glodon Co. Ltd. Class A (Software)	156,821
199,000	Great Wall Motor Co. Ltd. Class H (Automobiles)	194,271
1,476	GSX Techedu, Inc. ADR* (Diversified Consumer Services)	131,541
83,518	Haitong Securities Co. Ltd. Class H* (Capital Markets)	77,699
545,011	Industrial & Commercial Bank of China Ltd. Class H (Banks)	319,344
28,505	JD.com, Inc. ADR* (Internet & Direct Marketing Retail)	1,818,334
30,432	Jiangsu Hengli Hydraulic Co. Ltd. Class A (Machinery)	265,868
12,400	Jiangsu Hengrui Medicine Co. Ltd. Class A (Pharmaceuticals)	167,816
1,370	Kweichow Moutai Co. Ltd. Class A (Beverages)	329,495
64,000	Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	206,285
8,400	Livzon Pharmaceutical Group, Inc. Class H (Pharmaceuticals)	39,500
30,100	Meituan Dianping Class B* (Internet & Direct Marketing Retail)	744,869
15,700	Midea Group Co. Ltd. Class A (Household Durables)	161,252
1,216	NetEase, Inc. ADR (Entertainment)	557,439
438	New Oriental Education & Technology Group, Inc. ADR* (Diversified Consumer Services)	61,408

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,715	Pinduoduo, Inc. ADR* (Internet & Direct Marketing Retail)	$ 249,237
11,400	Ping An Healthcare & Technology Co. Ltd.*(a) (Health Care Technology)	194,799
46,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	490,632
368,000	Postal Savings Bank of China Co. Ltd. Class H(a) (Banks)	202,746
2,728	Semiconductor Manufacturing International Corp.* (Semiconductors & Semiconductor Equipment)	10,681
3,400	Silergy Corp. (Semiconductors & Semiconductor Equipment)	203,968
53,215	Sinotruk Hong Kong Ltd. (Machinery)	166,066
4,700	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	88,262
5,553	TAL Education Group ADR* (Diversified Consumer Services)	434,078
84,238	Tencent Holdings Ltd. (Interactive Media & Services)	5,778,571
760,119	The People’s Insurance Co. Group of China Ltd. Class H (Insurance)	247,312
91,996	Tianneng Power International Ltd. (Auto Components)	213,539
66,000	Tingyi Cayman Islands Holding Corp. (Food Products)	123,037
8,403	Vipshop Holdings Ltd. ADR* (Internet & Direct Marketing Retail)	191,336
96,137	Weichai Power Co. Ltd. Class H (Machinery)	205,893
18,700	Wuxi Biologics Cayman, Inc.*(a) (Life Sciences Tools & Services)	386,040
62,495	Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	68,587
21,520	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H(a) (Pharmaceuticals)	32,367
20,800	Yonyou Network Technology Co. Ltd. Class A (Software)	140,128
59,500	Zhongsheng Group Holdings Ltd. (Specialty Retail)	367,815
97,800	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H* (Machinery)	100,831

		29,911,792

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Denmark – 0.7%
352	ALK-Abello A/S* (Pharmaceuticals)	$ 99,879
3,284	Ambu A/S Class B (Health Care Equipment & Supplies)	114,656
3,446	Carlsberg AS Class B (Beverages)	508,938
199	Coloplast A/S Class B (Health Care Equipment & Supplies)	33,969
8,354	DSV PANALPINA A/S (Air Freight & Logistics)	1,143,124
2,255	GN Store Nord A/S (Health Care Equipment & Supplies)	138,671
16,269	Novo Nordisk A/S Class B (Pharmaceuticals)	1,067,451
461	Orsted A/S(a) (Electric Utilities)	65,704
573	ROCKWOOL International A/S Class B (Building Products)	184,857
2,301	Royal Unibrew A/S* (Beverages)	232,787
130	Vestas Wind Systems A/S (Electrical Equipment)	16,664

		3,606,700

Finland – 0.1%
926	Elisa Oyj (Diversified Telecommunication Services)	54,920
88	Huhtamaki Oyj* (Containers & Packaging)	3,923
2,408	Kesko Oyj Class B (Food & Staples Retailing)	51,059
4,933	Kojamo Oyj (Real Estate Management & Development)	122,608
87	Kone Oyj Class B (Machinery)	6,909
1,434	Neste Oyj (Oil, Gas & Consumable Fuels)	65,866

		305,285

France – 3.6%
60,911	Air France-KLM* (Airlines)	249,951
11,035	Air Liquide SA (Chemicals)	1,815,039
198	Alstom SA* (Machinery)	11,033
1,496	Arkema SA (Chemicals)	155,637
13,588	AXA SA (Insurance)	272,625
29	BioMerieux (Health Care Equipment & Supplies)	4,674
29,158	BNP Paribas SA* (Banks)	1,176,343
521	Bollore SA (Entertainment)	1,748
2,299	Bouygues SA* (Construction & Engineering)	81,216
5,229	Capgemini SE (IT Services)	678,172
39,370	Carrefour SA (Food & Staples Retailing)	625,704
84	Cie de Saint-Gobain* (Building Products)	3,108

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
250	Cie Generale des Etablissements Michelin SCA (Auto Components)	$ 25,892
1,484	CNP Assurances* (Insurance)	18,025
1,443	Covivio (Equity Real Estate Investment Trusts (REITs))	103,705
23,376	Danone SA (Food Products)	1,564,632
2,021	Dassault Systemes SE (Software)	368,011
624	Eiffage SA* (Construction & Engineering)	54,533
43,962	Engie SA* (Multi-Utilities)	585,625
8,042	EssilorLuxottica SA* (Textiles, Apparel & Luxury Goods)	1,071,154
10,060	Eutelsat Communications SA (Media)	101,733
353	Gecina SA (Equity Real Estate Investment Trusts (REITs))	45,792
172	Hermes International (Textiles, Apparel & Luxury Goods)	139,447
1,306	ICADE (Equity Real Estate Investment Trusts (REITs))	85,950
194	Imerys SA (Construction Materials)	7,188
42	Ingenico Group SA* (Electronic Equipment, Instruments & Components)	6,797
51	Kering SA (Textiles, Apparel & Luxury Goods)	28,901
3,567	Korian SA* (Health Care Providers & Services)	146,222
2,159	L’Oreal SA (Personal Products)	724,621
6,136	Legrand SA (Electrical Equipment)	474,670
4,223	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,836,342
739	Orange SA (Diversified Telecommunication Services)	8,662
1,081	Orpea* (Health Care Providers & Services)	137,910
8,499	Pernod Ricard SA (Beverages)	1,460,551
1,300	Peugeot SA* (Automobiles)	20,897
2,504	Renault SA* (Automobiles)	59,508
11,178	Rexel SA* (Trading Companies & Distributors)	132,668
3,063	Rubis SCA (Gas Utilities)	144,488
5,136	Sanofi (Pharmaceuticals)	539,265
32	Sartorius Stedim Biotech (Life Sciences Tools & Services)	10,009
15,234	Schneider Electric SE (Electrical Equipment)	1,746,783
146	SCOR SE* (Insurance)	3,758
1,023	Sopra Steria Group* (IT Services)	152,759
7,255	SPIE SA (Commercial Services & Supplies)	118,098

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
1,497	Suez SA (Multi-Utilities)	$ 19,744
23	Teleperformance (Professional Services)	6,731
23,720	TOTAL SE (Oil, Gas & Consumable Fuels)	897,653
9,211	Valeo SA (Auto Components)	236,376
9,457	Veolia Environnement SA (Multi-Utilities)	216,637
5,699	Vinci SA (Construction & Engineering)	490,485

		18,867,472

Germany – 3.0%
20	adidas AG* (Textiles, Apparel & Luxury Goods)	5,515
1,559	Allianz SE (Insurance)	323,452
8,856	alstria office REIT AG* (Equity Real Estate Investment Trusts (REITs))	132,381
32,613	BASF SE (Chemicals)	1,799,131
23,329	Bayer AG (Pharmaceuticals)	1,549,827
516	Bechtle AG (IT Services)	100,425
8,832	Beiersdorf AG (Personal Products)	1,054,589
92	Brenntag AG (Trading Companies & Distributors)	5,678
62	Carl Zeiss Meditec AG* (Health Care Equipment & Supplies)	6,489
1,372	CompuGroup Medical SE & Co KgaA (Health Care Technology)	119,757
164	Covestro AG(a) (Chemicals)	6,364
65	CTS Eventim AG & Co. KGaA* (Entertainment)	2,580
3,281	Deutsche Boerse AG (Capital Markets)	596,958
225	Deutsche Lufthansa AG* (Airlines)	1,974
25,974	Deutsche Post AG* (Air Freight & Logistics)	1,054,289
1,355	Deutsche Telekom AG (Diversified Telecommunication Services)	22,621
2,864	DWS Group GmbH & Co. KGaA(a) (Capital Markets)	107,400
173	Evonik Industries AG (Chemicals)	4,674
5,098	Evotec SE* (Life Sciences Tools & Services)	134,881
40	Fraport AG Frankfurt Airport Services Worldwide* (Transportation Infrastructure)	1,564
652	Hannover Rueck SE (Insurance)	110,299
3,652	HelloFresh SE* (Internet & Direct Marketing Retail)	198,833
47,317	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	1,206,365

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
1,982	KION Group AG (Machinery)	$ 151,476
1,173	LEG Immobilien AG* (Real Estate Management & Development)	163,559
5,065	Merck KGaA (Pharmaceuticals)	647,336
1,728	MTU Aero Engines AG* (Aerospace & Defense)	299,613
2,123	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	562,751
12,268	ProSiebenSat.1 Media SE* (Media)	127,338
32	Puma SE* (Textiles, Apparel & Luxury Goods)	2,491
1,799	Rheinmetall AG (Industrial Conglomerates)	170,089
7,555	RWE AG (Multi-Utilities)	284,781
17,114	SAP SE (Software)	2,701,502
1,454	Scout24 AG(a) (Interactive Media & Services)	124,982
11,841	Siemens AG (Industrial Conglomerates)	1,508,970
1,809	Stroeer SE & Co. KGaA* (Media)	123,869
59	Symrise AG (Chemicals)	7,376
691	Talanx AG* (Insurance)	25,155
369	Uniper SE (Independent Power and Renewable Electricity Producers)	12,739

		15,460,073

Hong Kong – 1.1%
235,908	AIA Group Ltd. (Insurance)	2,127,168
6,000	Cafe de Coral Holdings Ltd. (Hotels, Restaurants & Leisure)	12,025
149,000	China Mobile Ltd. (Wireless Telecommunication Services)	1,017,094
91,500	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	278,815
404,892	China South City Holdings Ltd. (Real Estate Management & Development)	41,300
963,363	China Unicom Hong Kong Ltd. (Diversified Telecommunication Services)	535,848
458,322	CITIC Ltd. (Industrial Conglomerates)	430,177
646	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	4,218
5,731	CLP Holdings Ltd. (Electric Utilities)	54,191
397,560	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	419,625

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
48,000	First Pacific Co. Ltd. (Diversified Financial Services)	$ 10,021
1,050	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	1,504
21,000	Hysan Development Co. Ltd. (Real Estate Management & Development)	58,016
7,964	Kerry Properties Ltd. (Real Estate Management & Development)	18,951
17,995	Link REIT (Equity Real Estate Investment Trusts (REITs))	139,624
126,800	Man Wah Holdings Ltd. (Household Durables)	144,016
18,904	PCCW Ltd. (Diversified Telecommunication Services)	10,657
580	Power Assets Holdings Ltd. (Electric Utilities)	3,230
165	RenaissanceRe Holdings Ltd. (Insurance)	29,763
10,500	Shimao Group Holdings Ltd. (Real Estate Management & Development)	44,555
142,500	Sun Art Retail Group Ltd. (Food & Staples Retailing)	198,046
4,608	Swire Pacific Ltd. Class A (Real Estate Management & Development)	22,691
19,536	Swire Pacific Ltd. Class B (Real Estate Management & Development)	17,303
3,609	Techtronic Industries Co. Ltd. (Machinery)	37,747
16,000	Vinda International Holdings Ltd. (Household Products)	60,253
166,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	30,434

		5,747,272

Hungary – 0.0%
3,500	OTP Bank Nyrt* (Banks)	125,359
5,838	Richter Gedeon Nyrt (Pharmaceuticals)	135,076

		260,435

India – 1.3%
7,180	Amara Raja Batteries. Ltd. (Electrical Equipment)	67,849
7,460	Asian Paints Ltd. (Chemicals)	170,803
5,632	Aurobindo Pharma Ltd. (Pharmaceuticals)	66,029
4,925	Avanti Feeds Ltd. (Food Products)	29,291
1,759	Bajaj Auto Ltd. (Automobiles)	70,561
9,609	Balkrishna Industries Ltd. (Auto Components)	169,376

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
9,229	Bharti Airtel Ltd.* (Wireless Telecommunication Services)	$ 68,355
3,888	Dr Reddy’s Laboratories Ltd. (Pharmaceuticals)	235,453
9,934	Escorts Ltd.* (Machinery)	150,434
23,546	HCL Technologies Ltd. (IT Services)	221,375
12,123	HDFC Bank Ltd. ADR* (Banks)	566,750
25,718	HDFC Bank, Ltd.* (Banks)	355,247
9,247	Hindustan Unilever Ltd. (Household Products)	272,779
24,200	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	575,536
40,033	Indiabulls Housing Finance Ltd. (Thrifts & Mortgage Finance)	101,327
49,779	Indraprastha Gas Ltd.* (Gas Utilities)	268,557
8,985	Infosys Ltd. (IT Services)	115,530
6,499	IOL Chemicals & Pharmaceuticals Ltd. (Pharmaceuticals)	67,591
8,356	Mahanagar Gas Ltd. (Gas Utilities)	108,771
45,660	Manappuram Finance Ltd. (Consumer Finance)	96,613
2,744	Maruti Suzuki India Ltd. (Automobiles)	229,344
24,062	Muthoot Finance Ltd. (Consumer Finance)	409,258
192,082	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	200,847
54,476	Petronet LNG Ltd. (Oil, Gas & Consumable Fuels)	180,287
69,592	Power Finance Corp. Ltd. (Diversified Financial Services)	75,143
72,844	REC Ltd. (Diversified Financial Services)	97,330
28,696	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	793,605
23,563	Tata Consultancy Services Ltd. (IT Services)	715,859
28,441	Wipro Ltd. (IT Services)	106,612

		6,586,512

Indonesia – 0.1%
225,300	Bank Mandiri Persero Tbk PT (Banks)	89,545
1,507,500	Bank Rakyat Indonesia Persero Tbk PT (Banks)	327,452
90,500	Indofood Sukses Makmur Tbk PT (Food Products)	40,111
680,545	Media Nusantara Citra Tbk PT* (Media)	38,274

		495,382

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Ireland – 1.5%
8,387	Accenture PLC Class A (IT Services)	$ 1,885,230
45	Allegion PLC (Building Products)	4,476
2,628	Aon PLC Class A (Insurance)	539,318
102	CRH PLC (Construction Materials)	3,684
1,641	DCC PLC (Industrial Conglomerates)	145,919
48	Eaton Corp. PLC (Electrical Equipment)	4,470
4	Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	606
14,638	Grafton Group PLC (Trading Companies & Distributors)	122,556
3,036	ICON PLC* (Life Sciences Tools & Services)	563,057
363	Johnson Controls International PLC (Building Products)	13,968
237	Kerry Group PLC Class A (Food Products)	31,390
6,616	Linde PLC* (Chemicals)	1,610,180
1,873	Medtronic PLC (Health Care Equipment & Supplies)	180,707
2,900	nVent Electric PLC (Electrical Equipment)	52,664
1,300	Pentair PLC (Machinery)	55,705
23,913	Ryanair Holdings PLC ADR* (Airlines)	1,793,475
5,505	STERIS PLC (Health Care Equipment & Supplies)	878,763
123	Trane Technologies PLC (Building Products)	13,760
46	Willis Towers Watson PLC (Insurance)	9,660

		7,909,588

Israel – 0.2%
147,524	Bezeq The Israeli Telecommunication Corp. Ltd.* (Diversified Telecommunication Services)	147,202
5,715	Check Point Software Technologies Ltd.* (Software)	716,375
1,184	CyberArk Software Ltd.* (Software)	139,522
630	Harel Insurance Investments & Financial Services Ltd.* (Insurance)	4,178
36,093	Israel Discount Bank Ltd. Class A (Banks)	110,972
1,429	Mivne Real Estate KD Ltd.* (Real Estate Management & Development)	2,796
4,743	Mizrahi Tefahot Bank Ltd. (Banks)	99,413
30	Nice Ltd.* (Software)	6,161

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
22,723	Oil Refineries Ltd. (Oil, Gas & Consumable Fuels)	$ 4,238
182	Paz Oil Co. Ltd. (Oil, Gas & Consumable Fuels)	14,462
1,116	Shapir Engineering & Industry Ltd.* (Construction & Engineering)	8,252

		1,253,571

Italy – 0.7%
164	Assicurazioni Generali SpA (Insurance)	2,463
13,200	Autogrill SpA* (Hotels, Restaurants & Leisure)	63,133
8,161	Buzzi Unicem SpA (Construction Materials)	185,677
46,768	Enel SpA (Electric Utilities)	428,420
29,146	Eni SpA (Oil, Gas & Consumable Fuels)	259,627
35,962	Hera SpA (Multi-Utilities)	138,241
228,832	Intesa Sanpaolo SpA* (Banks)	466,438
45,166	Iren SpA (Multi-Utilities)	114,093
15,006	Mediobanca Banca di Credito Finanziario SpA (Banks)	121,189
9,018	Poste Italiane SpA(a) (Insurance)	82,862
5,480	Prysmian SpA (Electrical Equipment)	140,133
11,122	Snam SpA (Gas Utilities)	59,207
1,078	Terna Rete Elettrica Nazionale SpA (Electric Utilities)	8,045
152,902	UniCredit SpA* (Banks)	1,403,325

		3,472,853

Japan – 4.3%
100	Advantest Corp. (Semiconductors & Semiconductor Equipment)	5,460
6,400	Aeon Co. Ltd. (Food & Staples Retailing)	151,319
1,100	Air Water, Inc. (Chemicals)	14,262
1,400	Aisin Seiki Co. Ltd. (Auto Components)	40,434
1,600	Alfresa Holdings Corp. (Health Care Providers & Services)	32,764
1,400	ANA Holdings, Inc.* (Airlines)	28,986
8,300	Anritsu Corp. (Electronic Equipment, Instruments & Components)	200,136
100	Asahi Group Holdings Ltd. (Beverages)	3,260
300	Astellas Pharma, Inc. (Pharmaceuticals)	4,679
300	Autobacs Seven Co. Ltd. (Specialty Retail)	3,495
600	Azbil Corp. (Electronic Equipment, Instruments & Components)	20,001

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
100	Bridgestone Corp. (Auto Components)	$ 2,946
6,200	Canon Marketing Japan, Inc. (Electronic Equipment, Instruments & Components)	116,974
3,400	Canon, Inc. (Technology Hardware, Storage & Peripherals)	54,715
300	Chubu Electric Power Co., Inc. (Electric Utilities)	3,567
1,200	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	54,179
1,900	cocokara fine, Inc. (Food & Staples Retailing)	103,396
900	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	165,384
300	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	26,546
6,100	Daikin Industries Ltd. (Building Products)	1,073,273
100	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	7,842
5,800	Denka Co. Ltd (Chemicals)	139,484
5,300	Denso Corp. (Auto Components)	196,061
56,600	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	198,474
9,900	FANUC Corp. (Machinery)	1,670,359
4,100	FCC Co. Ltd. (Auto Components)	63,448
100	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	4,472
300	Fujitsu General Ltd. (Household Durables)	7,352
82	GLP J-REIT (Equity Real Estate Investment Trusts (REITs))	136,770
100	Hankyu Hanshin Holdings, Inc. (Road & Rail)	2,864
20,300	Hazama Ando Corp. (Construction & Engineering)	108,527
21,900	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	655,993
400	Hokuriku Electric Power Co. (Electric Utilities)	2,560
600	Honda Motor Co. Ltd. (Automobiles)	14,628
12,900	Hoya Corp. (Health Care Equipment & Supplies)	1,272,191
200	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	4,166
25,500	ITOCHU Corp. (Trading Companies & Distributors)	559,121
2,100	Jafco Co. Ltd. (Capital Markets)	74,200
300	Japan Airlines Co. Ltd. (Airlines)	4,856

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
232	Japan Hotel REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	$ 84,155
23,200	Japan Tobacco, Inc. (Tobacco)	396,545
400	K’s Holdings Corp. (Specialty Retail)	5,135
12,700	Kajima Corp. (Construction & Engineering)	139,510
7,400	Kamigumi Co. Ltd. (Transportation Infrastructure)	135,055
300	Kandenko Co. Ltd. (Construction & Engineering)	2,351
1,100	KAWADA TECHNOLOGIES, Inc. (Construction & Engineering)	43,512
400	KDDI Corp. (Wireless Telecommunication Services)	12,719
500	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	20,383
20	Kenedix Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	108,834
61	Kenedix Residential Next Investment Corp. (Equity Real Estate Investment Trusts (REITs))	111,274
1,920	Keyence Corp. (Electronic Equipment, Instruments & Components)	809,639
200	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	7,792
300	Kirin Holdings Co. Ltd. (Beverages)	5,781
7,000	Koito Manufacturing Co. Ltd. (Auto Components)	274,096
11,200	Komatsu Ltd. (Machinery)	220,045
42,400	Kubota Corp. (Machinery)	603,774
200	Kuraray Co. Ltd. (Chemicals)	1,958
11,100	Kyocera Corp. (Electronic Equipment, Instruments & Components)	618,162
7,300	Kyowa Exeo Corp. (Construction & Engineering)	172,499
4,500	Kyushu Electric Power Co., Inc. (Electric Utilities)	37,793
1,400	Kyushu Railway Co. (Road & Rail)	27,657
5,600	Lintec Corp. (Chemicals)	130,658
300	Maeda Road Construction Co. Ltd. (Construction & Engineering)	5,455
30,000	Marubeni Corp. (Trading Companies & Distributors)	138,118
100	Maruha Nichiro Corp. (Food Products)	1,922
11,900	MCJ Co. Ltd. (Technology Hardware, Storage & Peripherals)	102,775
128	MCUBS MidCity Investment Corp. (Equity Real Estate Investment Trusts (REITs))	83,404

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2,300	Medipal Holdings Corp. (Health Care Providers & Services)	$ 42,121
24,300	Mitsubishi Chemical Holdings Corp. (Chemicals)	130,559
900	Mitsubishi Corp. (Trading Companies & Distributors)	18,135
2,700	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	42,885
200	Mitsubishi Shokuhin Co. Ltd. (Food & Staples Retailing)	4,968
16,200	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	68,767
3,000	Mitsui & Co. Ltd. (Trading Companies & Distributors)	44,850
500	Mitsui Chemicals, Inc. (Chemicals)	9,516
15,200	Mitsui E&S Holdings Co. Ltd.* (Machinery)	58,512
27	Mitsui Fudosan Logistics Park, Inc. (Equity Real Estate Investment Trusts (REITs))	147,363
3,600	Morinaga Milk Industry Co. Ltd. (Food Products)	168,046
13,700	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	879,960
1,900	Nagase & Co. Ltd. (Trading Companies & Distributors)	21,902
1,500	Nagoya Railroad Co. Ltd. (Road & Rail)	37,959
200	NEC Corp. (IT Services)	11,205
6,800	NEC Networks & System Integration Corp. (IT Services)	144,459
4,000	NH Foods Ltd. (Food Products)	175,807
6,600	Nichi-iko Pharmaceutical Co. Ltd. (Pharmaceuticals)	74,935
100	Nippo Corp. (Construction & Engineering)	2,652
2,000	Nippon Express Co. Ltd. (Road & Rail)	95,078
300	Nippon Paper Industries Co. Ltd. (Paper & Forest Products)	3,778
1,500	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	116,047
2,500	Nippon Steel Corp. (Metals & Mining)	20,498
1,100	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	25,533
3,800	Nishio Rent All Co. Ltd. (Trading Companies & Distributors)	72,363
19,200	Nissan Motor Co. Ltd. (Automobiles)	65,675
100	Nisshin Seifun Group, Inc. (Food Products)	1,532

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
200	Nomura Research Institute Ltd. (IT Services)	$ 5,279
5,400	NSD Co. Ltd. (IT Services)	98,198
200	NTT DOCOMO, Inc. (Wireless Telecommunication Services)	5,506
600	Obayashi Corp. (Construction & Engineering)	5,357
900	Oji Holdings Corp. (Paper & Forest Products)	3,777
2,900	OKUMA Corp. (Machinery)	112,034
53,500	Olympus Corp. (Health Care Equipment & Supplies)	962,276
500	ORIX Corp. (Diversified Financial Services)	5,408
700	Osaka Gas Co. Ltd. (Gas Utilities)	12,979
6,700	Park24 Co. Ltd. (Commercial Services & Supplies)	89,263
27,000	Penta-Ocean Construction Co. Ltd. (Construction & Engineering)	141,924
11,800	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	75,989
9,900	Ryohin Keikaku Co. Ltd. (Multiline Retail)	119,327
5,500	Saizeriya Co. Ltd. (Hotels, Restaurants & Leisure)	85,701
3,700	Sankyu, Inc. (Road & Rail)	127,573
200	Sapporo Holdings Ltd. (Beverages)	3,444
3,600	Sato Holdings Corp. (Commercial Services & Supplies)	74,759
3,100	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals)	147,266
5,200	Seiko Holdings Corp. (Textiles, Apparel & Luxury Goods)	71,180
10,800	Sekisui House Ltd. (Household Durables)	197,248
3,100	Shin-Etsu Chemical Co. Ltd. (Chemicals)	362,820
8,500	Shinsei Bank Ltd. (Banks)	96,027
2,700	Ship Healthcare Holdings, Inc. (Health Care Providers & Services)	116,241
200	Showa Denko KK (Chemicals)	4,146
400	SMC Corp. (Machinery)	210,220
19,300	Sojitz Corp. (Trading Companies & Distributors)	40,485
7,100	Sompo Holdings, Inc. (Insurance)	233,975
800	Sony Corp. (Household Durables)	62,156
300	Sotetsu Holdings, Inc. (Road & Rail)	7,155
3,400	Sumitomo Bakelite Co. Ltd. (Chemicals)	82,498

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,700	Sumitomo Corp. (Trading Companies & Distributors)	$ 41,106
200	Sumitomo Electric Industries Ltd. (Auto Components)	2,234
11,200	Sumitomo Forestry Co. Ltd. (Household Durables)	125,221
26,000	Sumitomo Mitsui Financial Group, Inc. (Banks)	692,807
6,600	Sushiro Global Holdings Ltd. (Hotels, Restaurants & Leisure)	139,978
600	Suzuken Co. Ltd. (Health Care Providers & Services)	21,343
300	Takashimaya Co. Ltd. (Multiline Retail)	1,997
40,400	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,465,179
2,900	Teijin Ltd. (Chemicals)	41,881
24,600	Terumo Corp. (Health Care Equipment & Supplies)	930,644
24,200	The Chiba Bank Ltd. (Banks)	110,880
3,400	The Chugoku Electric Power Co., Inc. (Electric Utilities)	41,490
6,400	TIS, Inc. (IT Services)	137,060
2,600	Tobu Railway Co. Ltd. (Road & Rail)	72,810
7,100	Tohoku Electric Power Co., Inc. (Electric Utilities)	67,096
8,200	Tokyo Broadcasting System Holdings, Inc. (Media)	123,822
4,200	Tokyo Electric Power Co. Holdings, Inc.* (Electric Utilities)	11,202
2,300	Tokyotokeiba Co. Ltd. (Hotels, Restaurants & Leisure)	90,092
1,300	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	19,489
300	Toray Industries, Inc. (Chemicals)	1,299
3,900	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals)	70,150
6,300	Toyoda Gosei Co. Ltd. (Auto Components)	123,534
600	Toyota Motor Corp. (Automobiles)	35,618
500	Toyota Tsusho Corp. (Trading Companies & Distributors)	12,682
4,800	TS Tech Co. Ltd. (Auto Components)	121,753
1,000	Tsuruha Holdings, Inc. (Food & Staples Retailing)	138,666
1,800	Ube Industries Ltd. (Chemicals)	29,398
100	Wacoal Holdings Corp. (Textiles, Apparel & Luxury Goods)	1,689
100	West Japan Railway Co. (Road & Rail)	4,318

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,500	Yokogawa Bridge Holdings Corp. (Construction & Engineering)	$ 61,563
800	Z Holdings Corp. (Interactive Media & Services)	4,254
3,500	Zenkoku Hosho Co. Ltd. (Diversified Financial Services)	122,327
11,200	Zeon Corp. (Chemicals)	107,703

		22,546,746

Luxembourg – 0.1%
22,305	ArcelorMittal SA* (Metals & Mining)	246,956
3,003	Aroundtown SA* (Real Estate Management & Development)	18,083
35,958	B&M European Value Retail SA (Multiline Retail)	216,189

		481,228

Macau – 0.0%
34,000	Sands China Ltd. (Hotels, Restaurants & Leisure)	129,636

Malaysia – 0.2%
32,300	Hartalega Holdings Bhd (Health Care Equipment & Supplies)	155,205
16,100	Kossan Rubber Industries (Health Care Equipment & Supplies)	67,082
53,354	RHB Bank Bhd (Banks)	63,179
152,757	Sime Darby Bhd (Industrial Conglomerates)	78,520
102,200	Top Glove Corp. Bhd (Health Care Equipment & Supplies)	626,009

		989,995

Mexico – 0.3%
160,500	America Movil SAB de CV Series L (Wireless Telecommunication Services)	100,894
1,109	Coca-Cola Femsa SAB de CV ADR (Beverages)	45,901
117,522	Fibra Uno Administracion SA de CV (Equity Real Estate Investment Trusts (REITs))	94,789
12,845	Gruma SAB de CV Class B (Food Products)	150,729
15,600	Grupo Aeroportuario del Centro Norte SAB de CV* (Transportation Infrastructure)	64,286
81,325	Grupo Financiero Banorte SAB de CV Class O* (Banks)	291,973
95,500	Grupo Mexico SAB de CV Series B (Metals & Mining)	241,207
51,782	Kimberly-Clark de Mexico SAB de CV Class A (Household Products)	84,740

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
252,961	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	$ 593,671

		1,668,190

Netherlands – 1.7%
4,482	Aalberts NV (Machinery)	160,062
1,325	AerCap Holdings NV* (Trading Companies & Distributors)	35,682
9,115	Airbus SE* (Aerospace & Defense)	667,181
17,592	Akzo Nobel NV (Chemicals)	1,657,596
2,313	ASM International NV (Semiconductors & Semiconductor Equipment)	353,816
2,493	ASML Holding NV (Semiconductors & Semiconductor Equipment)	882,066
6,017	ASR Nederland NV* (Insurance)	194,392
1,251	Euronext NV(a) (Capital Markets)	144,513
1,912	EXOR NV (Diversified Financial Services)	107,374
2,840	Ferrari NV (Automobiles)	507,834
67	Heineken Holding NV (Beverages)	5,789
31	Heineken NV (Beverages)	3,003
217,772	ING Groep NV (Banks)	1,518,498
9,274	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	267,099
577	Koninklijke DSM NV (Chemicals)	88,319
10,979	Koninklijke Philips NV* (Health Care Equipment & Supplies)	567,295
2,406	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	131,363
4,800	LyondellBasell Industries NV Class A (Chemicals)	300,096
900	Mylan NV* (Pharmaceuticals)	14,499
28,011	PostNL NV (Air Freight & Logistics)	68,704
7,012	QIAGEN NV* (Life Sciences Tools & Services)	348,315
8,968	Randstad NV (Professional Services)	431,965
717	Shop Apotheke Europe NV*(a) (Internet & Direct Marketing Retail)	107,432
4,167	Signify NV*(a) (Electrical Equipment)	125,024
753	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	21,157
502	Unilever NV (Personal Products)	29,663

		8,738,737

Shares	Description	Value

Common Stocks – (continued)
New Zealand – 0.0%
1,367	Contact Energy Ltd. (Electric Utilities)	$ 5,318
1,369	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	32,793
11,206	Kiwi Property Group Ltd. (Equity Real Estate Investment Trusts (REITs))	7,990
237	Ryman Healthcare Ltd. (Health Care Providers & Services)	2,104
47,360	Spark New Zealand Ltd. (Diversified Telecommunication Services)	155,205

		203,410

Norway – 0.0%
6,814	Entra ASA(a) (Real Estate Management & Development)	96,192
1,078	Equinor ASA (Oil, Gas & Consumable Fuels)	16,163
6,989	Orkla ASA (Food Products)	68,743
226	Telenor ASA (Diversified Telecommunication Services)	3,494

		184,592

Pakistan – 0.0%
20,141	Oil & Gas Development Co. Ltd. (Oil, Gas & Consumable Fuels)	13,827

Peru – 0.0%
532	Credicorp Ltd. (Banks)	67,654

Philippines – 0.1%
86,000	Ayala Land, Inc. (Real Estate Management & Development)	58,324
57,920	BDO Unibank, Inc. (Banks)	103,580
5,820	SM Investments Corp. (Industrial Conglomerates)	106,262

		268,166

Poland – 0.2%
3,220	CD Projekt SA* (Entertainment)	345,504
1,499	Dino Polska SA*(a) (Food & Staples Retailing)	82,987
9,899	KGHM Polska Miedz SA* (Metals & Mining)	333,258
14,116	Orange Polska SA* (Diversified Telecommunication Services)	26,470
3,537	Polski Koncern Naftowy ORLEN SA (Oil, Gas & Consumable Fuels)	50,362

		838,581

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Portugal – 0.1%
4,285	EDP - Energias de Portugal SA (Electric Utilities)	$ 21,537
34,804	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	364,426
124,560	Sonae SGPS SA (Food & Staples Retailing)	87,078

		473,041

Puerto Rico – 0.0%
3,104	EVERTEC, Inc. (IT Services)	96,379
1,200	Popular, Inc. (Banks)	44,532

		140,911

Qatar – 0.0%
4,556	Barwa Real Estate Co. (Real Estate Management & Development)	3,951
51,176	Ooredoo QPSC (Diversified Telecommunication Services)	94,778
7,075	Qatar Fuel QSC (Oil, Gas & Consumable Fuels)	31,510
43,539	The Commercial Bank PQSC (Banks)	49,247

		179,486

Russia – 0.4%
10,483	LUKOIL PJSC ADR (Oil, Gas & Consumable Fuels)	715,418
21,558	MMC Norilsk Nickel PJSC ADR (Metals & Mining)	566,925
257	Polymetal International PLC (Metals & Mining)	6,357
16,834	Sberbank of Russia PJSC* (Banks)	199,757
15,500	Surgutneftegas PJSC ADR (Oil, Gas & Consumable Fuels)	76,880
229,272	VTB Bank PJSC GDR* (Banks)	226,979
4,167	X5 Retail Group NV GDR (Food & Staples Retailing)	156,387
2,650	Yandex NV Class A* (Interactive Media & Services)	152,481

		2,101,184

Singapore – 0.2%
4,270	BOC Aviation Ltd.(a) (Trading Companies & Distributors)	24,717
4,400	CapitaLand Mall Trust (Equity Real Estate Investment Trusts (REITs))	6,081
86,100	ComfortDelGro Corp. Ltd. (Road & Rail)	85,662
31,100	DBS Group Holdings Ltd. (Banks)	449,260

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
129,600	Frasers Logistics & Commercial Trust (Equity Real Estate Investment Trusts (REITs))	$ 128,295
60,400	Keppel DC REIT (Equity Real Estate Investment Trusts (REITs))	131,271
10,200	Mapletree Commercial Trust (Equity Real Estate Investment Trusts (REITs))	13,735
93,100	Mapletree Industrial Trust (Equity Real Estate Investment Trusts (REITs))	222,588
19,100	Mapletree Logistics Trust (Equity Real Estate Investment Trusts (REITs))	29,751
17,100	Mapletree North Asia Commercial Trust (Equity Real Estate Investment Trusts (REITs))	10,729
9,900	Singapore Airlines Ltd. (Airlines)	24,696
21,500	UOL Group Ltd. (Real Estate Management & Development)	104,144
10,800	Wilmar International Ltd. (Food Products)	36,506

		1,267,435

South Africa – 0.4%
6,602	African Rainbow Minerals Ltd. (Metals & Mining)	75,375
677	Anglo American Platinum Ltd. (Metals & Mining)	51,969
6,030	AngloGold Ashanti Ltd. (Metals & Mining)	196,722
9,027	Aspen Pharmacare Holdings Ltd.* (Pharmaceuticals)	69,835
34,197	Clicks Group Ltd. (Food & Staples Retailing)	456,366
27,760	Gold Fields Ltd. ADR (Metals & Mining)	363,378
17,505	Investec Ltd. (Capital Markets)	34,268
3,276	Kumba Iron Ore Ltd. (Metals & Mining)	105,939
15,573	MTN Group Ltd. (Wireless Telecommunication Services)	54,470
3,752	Naspers Ltd. Class N (Internet & Direct Marketing Retail)	682,681
11,476	The Bidvest Group Ltd. (Industrial Conglomerates)	88,585

		2,179,588

South Korea – 2.1%
1,580	BNK Financial Group, Inc. (Banks)	6,829
116	CJ CheilJedang Corp. (Food Products)	33,622

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
1,258	Daelim Industrial Co. Ltd. (Construction & Engineering)	$ 88,485
1,737	DB HiTek Co. Ltd. (Semiconductors & Semiconductor Equipment)	50,181
2,319	DGB Financial Group, Inc. (Banks)	10,049
415	F&F Co. Ltd. (Textiles, Apparel & Luxury Goods)	28,535
902	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	26,547
6,956	Hana Financial Group, Inc. (Banks)	172,615
342	Hanwha Corp. (Industrial Conglomerates)	3,407
200	Hite Jinro Co Ltd. (Beverages)	6,996
200	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	3,914
1,940	Hyundai Mobis Co. Ltd. (Auto Components)	335,691
1,053	Hyundai Motor Co. (Automobiles)	109,739
3,524	Industrial Bank of Korea (Banks)	24,046
636	Kakao Corp. (Interactive Media & Services)	184,513
8,912	KB Financial Group, Inc. (Banks)	263,753
17,326	Kia Motors Corp. (Automobiles)	589,714
12,055	KT Corp. ADR (Diversified Telecommunication Services)	118,862
606	LG Chem Ltd. (Chemicals)	290,177
1,902	LG Electronics, Inc. (Household Durables)	113,102
86	LG Household & Health Care Ltd. (Personal Products)	99,186
753	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	102,207
650	LG Uplus Corp. (Diversified Telecommunication Services)	6,257
3,840	NAVER Corp. (Interactive Media & Services)	975,558
551	NCSoft Corp. (Entertainment)	375,449
1,251	Orion Corp. (Food Products)	140,709
922	POSCO (Metals & Mining)	148,783
203	Samsung Biologics Co. Ltd.*(a) (Life Sciences Tools & Services)	125,161
57,270	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	2,795,907
1,273	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	1,543,759
915	Seegene, Inc. (Biotechnology)	199,988
24,118	Shinhan Financial Group Co. Ltd. (Banks)	605,199

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
221	SK Holdings Co. Ltd. (Industrial Conglomerates)	$ 41,194
12,519	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	876,533
166	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	17,760
205	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	37,968
9,700	SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)	196,813
903	Soulbrain Co. Ltd. (Chemicals)	72,686
8,205	Woori Financial Group, Inc. (Banks)	58,684

		10,880,578

Spain – 0.8%
166	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	3,851
3,427	Aena SME SA*(a) (Transportation Infrastructure)	446,830
5,065	Almirall SA* (Pharmaceuticals)	56,059
32,251	Amadeus IT Group SA (IT Services)	1,610,462
197,924	Banco Bilbao Vizcaya Argentaria SA (Banks)	616,280
246,338	CaixaBank SA (Banks)	529,885
331	Cellnex Telecom SA(a) (Diversified Telecommunication Services)	20,831
1,168	Enagas SA (Gas Utilities)	29,468
22,894	Iberdrola SA* (Electric Utilities)	295,907
17,907	Indra Sistemas SA* (IT Services)	135,221
11,065	Inmobiliaria Colonial Socimi SA (Equity Real Estate Investment Trusts (REITs))	94,847
98,502	International Consolidated Airlines Group SA (Airlines)	212,304
4,423	Telefonica SA* (Diversified Telecommunication Services)	18,523

		4,070,468

Sweden – 0.6%
8,108	AAK AB* (Food Products)	143,640
14,922	Atlas Copco AB Class A (Machinery)	662,409
14,643	Betsson AB* (Hotels, Restaurants & Leisure)	110,409
13,356	Castellum AB (Real Estate Management & Development)	287,241
14,549	Essity AB Class B* (Household Products)	480,036

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
1,742	Fastighets AB Balder* (Real Estate Management & Development)	$ 72,143
17,240	Husqvarna AB Class B (Household Durables)	164,987
371	ICA Gruppen AB (Food & Staples Retailing)	18,225
337	Industrivarden AB Class A* (Diversified Financial Services)	8,379
436	Industrivarden AB Class C* (Diversified Financial Services)	10,755
150	Investor AB (Diversified Financial Services)	8,838
530	Investor AB Class B (Diversified Financial Services)	31,447
3,306	Kinnevik AB Class B (Diversified Financial Services)	116,373
666	L E Lundbergforetagen AB Class B* (Diversified Financial Services)	31,284
5,156	Loomis AB* (Commercial Services & Supplies)	123,200
7,402	Mycronic AB (Electronic Equipment, Instruments & Components)	140,888
861	Skanska AB Class B* (Construction & Engineering)	17,380
1,254	Svenska Cellulosa AB SCA Class B* (Paper & Forest Products)	15,230
13,248	Swedbank AB Class A* (Banks)	215,124
489	Swedish Match AB (Tobacco)	37,677
2,422	Telia Co. AB (Diversified Telecommunication Services)	9,438
10,648	Trelleborg AB Class B* (Machinery)	165,370
22,164	Volvo AB Class B* (Machinery)	383,033

		3,253,506

Switzerland – 3.4%
65,524	ABB Ltd. (Electrical Equipment)	1,645,527
424	Adecco Group AG (Professional Services)	20,036
14,580	Alcon, Inc.* (Health Care Equipment & Supplies)	881,204
352	Baloise Holding AG (Insurance)	53,706
3	Barry Callebaut AG (Food Products)	6,247
499	Bucher Industries AG (Machinery)	164,355
1,747	Cembra Money Bank AG (Consumer Finance)	190,745

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
1	Chocoladefabriken Lindt & Spruengli AG (Food Products)	$ 7,742
56	Chubb Ltd. (Insurance)	7,125
22,610	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	1,403,654
10	Flughafen Zurich AG* (Transportation Infrastructure)	1,268
9	Geberit AG (Building Products)	4,967
8	Givaudan SA (Chemicals)	33,134
84	Helvetia Holding AG (Insurance)	7,613
7,835	Julius Baer Group Ltd. (Capital Markets)	343,956
315	Kuehne & Nagel International AG* (Marine)	54,302
925	Lonza Group AG (Life Sciences Tools & Services)	578,435
26,230	Nestle SA (Food Products)	3,119,316
28,014	Novartis AG (Pharmaceuticals)	2,307,435
2,325	PSP Swiss Property AG (Real Estate Management & Development)	258,282
7,823	Roche Holding AG (Pharmaceuticals)	2,709,430
54	Schindler Holding AG (Machinery)	13,596
10,847	SIG Combibloc Group AG (Containers & Packaging)	189,760
5,345	Sika AG (Chemicals)	1,174,468
73	Swiss Life Holding AG (Insurance)	26,677
648	Swiss Prime Site AG (Real Estate Management & Development)	59,139
50	Swiss Re AG (Insurance)	3,946
460	Swisscom AG (Diversified Telecommunication Services)	244,520
96	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	8,551
64,849	UBS Group AG (Capital Markets)	763,972
1,556	Wizz Air Holdings PLC*(a) (Airlines)	65,256
3,452	Zurich Insurance Group AG (Insurance)	1,276,559

		17,624,923

Taiwan – 2.2%
103,548	Asia Cement Corp. (Construction Materials)	141,152
44,000	Cathay Financial Holding Co. Ltd. (Insurance)	59,480
155,000	CTBC Financial Holding Co. Ltd. (Banks)	102,648

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
13,000	Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	$ 78,564
64,394	Foxconn Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	119,299
283,217	Fubon Financial Holding Co. Ltd. (Insurance)	403,354
18,300	Giant Manufacturing Co. Ltd. (Leisure Products)	192,701
6,000	Grape King Bio Ltd. (Personal Products)	38,124
277,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	740,318
2,948	International Games System Co. Ltd. (Entertainment)	75,528
2,350	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	306,648
43,340	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	73,322
12,000	Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	184,360
19,967	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	476,773
7,000	Merida Industry Co. Ltd. (Leisure Products)	64,589
3,000	momo.com, Inc. (Internet & Direct Marketing Retail)	66,584
5,000	Nan Liu Enterprise Co. Ltd. (Textiles, Apparel & Luxury Goods)	45,060
16,000	Nan Ya Printed Circuit Board Corp.* (Electronic Equipment, Instruments & Components)	54,562
21,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	44,055
13,000	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	130,427
9,000	Pixart Imaging, Inc. (Semiconductors & Semiconductor Equipment)	61,264
7,200	President Chain Store Corp. (Food & Staples Retailing)	68,775
58,488	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	250,060
44,596	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	568,963
2,365	Sea Ltd. ADR* (Entertainment)	289,003

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
118,305	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 1,721,763
53,147	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	4,192,767
402,435	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	305,164
24,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	258,809
10,426	Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	279,530
6,000	Yageo Corp. (Electronic Equipment, Instruments & Components)	79,672

		11,473,318

Thailand – 0.2%
69,500	Bangkok Bank PCL (Banks)	222,350
13,300	Carabao Group PCL Class F (Beverages)	51,900
276,500	Charoen Pokphand Foods PCL (Food Products)	299,619
86,200	Com7 PCL Class F (Specialty Retail)	105,808
27,813	Electricity Generating PCL (Independent Power and Renewable Electricity Producers)	211,977
53,800	Gulf Energy Development PCL (Independent Power and Renewable Electricity Producers)	58,334
223,586	Krung Thai Bank PCL (Banks)	70,837
198,900	Thanachart Capital PCL (Banks)	222,233

		1,243,058

Turkey – 0.1%
3,334	BIM Birlesik Magazalar AS (Food & Staples Retailing)	34,038
86,472	Haci Omer Sabanci Holding AS (Diversified Financial Services)	103,623
17,970	Migros Ticaret AS* (Food & Staples Retailing)	115,752
23,435	Turkiye Garanti Bankasi AS* (Banks)	23,556
83,282	Turkiye Halk Bankasi AS* (Banks)	65,740
82,530	Turkiye Is Bankasi AS Class C* (Banks)	56,810

		399,519

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Arab Emirates – 0.1%
150,062	Emirates NBD Bank PJSC (Banks)	$ 363,932

United Kingdom – 4.5%
2,521	3i Group PLC (Capital Markets)	29,018
14,601	Aggreko PLC (Commercial Services & Supplies)	73,266
4,472	AstraZeneca PLC (Pharmaceuticals)	494,065
205,109	Aviva PLC (Insurance)	705,381
4,258	BAE Systems PLC (Aerospace & Defense)	27,289
181,888	Balfour Beatty PLC (Construction & Engineering)	570,907
941,549	Barclays PLC (Banks)	1,220,715
439	Barratt Developments PLC (Household Durables)	2,916
87	Bellway PLC (Household Durables)	2,881
264	BHP Group PLC (Metals & Mining)	5,709
46,508	Boohoo Group PLC* (Internet & Direct Marketing Retail)	157,354
222,523	BP PLC (Oil, Gas & Consumable Fuels)	805,868
36,671	British American Tobacco PLC (Tobacco)	1,211,915
7,469	Clinigen Group PLC (Life Sciences Tools & Services)	68,596
7,688	Coca-Cola European Partners PLC (Beverages)	316,515
73,280	Compass Group PLC (Hotels, Restaurants & Leisure)	1,008,274
5,726	Computacenter PLC (IT Services)	147,908
43,174	ConvaTec Group PLC(a) (Health Care Equipment & Supplies)	114,742
180	Croda International PLC (Chemicals)	13,434
4,497	Dechra Pharmaceuticals PLC (Pharmaceuticals)	167,348
22,787	Diageo PLC (Beverages)	833,791
32,398	Direct Line Insurance Group PLC (Insurance)	125,370
34,749	DS Smith PLC (Containers & Packaging)	117,508
59,696	Experian PLC (Professional Services)	2,085,188
3,239	Ferguson PLC (Trading Companies & Distributors)	285,529
5,623	Future PLC (Media)	100,583
17,900	Gates Industrial Corp. PLC* (Machinery)	188,666
3,113	Genus PLC (Biotechnology)	138,925
953	GlaxoSmithKline PLC (Pharmaceuticals)	18,984
13,268	GVC Holdings PLC (Hotels, Restaurants & Leisure)	114,828

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
5,191	Halma PLC (Electronic Equipment, Instruments & Components)	$ 147,444
4,837	Hikma Pharmaceuticals PLC (Pharmaceuticals)	135,537
742	Howden Joinery Group PLC (Trading Companies & Distributors)	4,735
42,449	Ibstock PLC(a) (Construction Materials)	87,863
15,455	IG Group Holdings PLC (Capital Markets)	147,713
28,771	Inchcape PLC (Distributors)	161,177
277	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	12,759
9,982	Intermediate Capital Group PLC (Capital Markets)	174,725
4,580	International Game Technology PLC (Hotels, Restaurants & Leisure)	45,159
53,546	J Sainsbury PLC (Food & Staples Retailing)	130,510
13,564	JD Sports Fashion PLC (Specialty Retail)	107,228
10,688	Johnson Matthey PLC (Chemicals)	312,097
5,055	Keywords Studios PLC (IT Services)	125,855
1,681	Legal & General Group PLC (Insurance)	4,654
538	Linde PLC (Chemicals)	131,869
48	London Stock Exchange Group PLC (Capital Markets)	5,302
74,815	Man Group PLC (Capital Markets)	120,701
38,462	Micro Focus International PLC (Software)	138,466
23,197	National Express Group PLC (Road & Rail)	46,156
1,535	National Grid PLC (Multi-Utilities)	18,008
4,317	Nomad Foods Ltd.* (Food Products)	99,550
16,199	Paragon Banking Group PLC (Thrifts & Mortgage Finance)	66,408
275	Pennon Group PLC (Water Utilities)	3,800
180	Persimmon PLC* (Household Durables)	5,620
21,439	Phoenix Group Holdings PLC (Insurance)	184,103
49,754	Prudential PLC (Insurance)	711,022
35,450	QinetiQ Group PLC (Aerospace & Defense)	141,904
8,061	Reckitt Benckiser Group PLC (Household Products)	808,273
22,954	Redrow PLC (Household Durables)	128,153
61,016	RELX PLC (Professional Services)	1,288,050

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
34,972	Rentokil Initial PLC (Commercial Services & Supplies)	$ 243,977
8,587	Rio Tinto PLC (Metals & Mining)	522,709
350,014	Rolls-Royce Holdings PLC (Aerospace & Defense)	1,049,991
610	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels)	8,916
167	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	2,344
20,579	Segro PLC (Equity Real Estate Investment Trusts (REITs))	260,618
39,996	Smith & Nephew PLC (Health Care Equipment & Supplies)	789,419
17,665	Smiths Group PLC (Industrial Conglomerates)	311,195
7,406	Softcat PLC (IT Services)	122,095
10,427	SSE PLC (Electric Utilities)	176,866
17,500	TechnipFMC PLC (Energy Equipment & Services)	140,525
181,491	Tesco PLC (Food & Staples Retailing)	512,230
1,052	The Sage Group PLC (Software)	9,983
26,370	TP ICAP PLC (Capital Markets)	113,823
4,008	Ultra Electronics Holdings PLC (Aerospace & Defense)	123,865
8,300	Unilever PLC (Personal Products)	494,223
15,265	Vesuvius PLC (Machinery)	81,228
558,666	Vodafone Group PLC (Wireless Telecommunication Services)	839,590
22,775	WH Smith PLC (Specialty Retail)	279,928
29,301	Whitbread PLC* (Hotels, Restaurants & Leisure)	831,964
1,025	Wm Morrison Supermarkets PLC (Food & Staples Retailing)	2,486

		23,566,289

United States – 38.5%
2,900	3M Co. (Industrial Conglomerates)	436,363
8,757	Abbott Laboratories (Health Care Equipment & Supplies)	881,304
4,500	AbbVie, Inc. (Biotechnology)	427,095
7,889	ABM Industries, Inc. (Commercial Services & Supplies)	283,215
11,252	ACCO Brands Corp. (Commercial Services & Supplies)	73,363
5,600	Activision Blizzard, Inc. (Entertainment)	462,728

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,800	Acuity Brands, Inc. (Electrical Equipment)	$ 178,380
1,678	Adobe, Inc.* (Software)	745,569
2,127	AECOM* (Construction & Engineering)	76,976
5,450	Aegion Corp.* (Construction & Engineering)	84,039
9,371	AES Corp. (Independent Power and Renewable Electricity Producers)	142,720
3,300	Affiliated Managers Group, Inc. (Capital Markets)	227,007
10,462	Aflac, Inc. (Insurance)	372,133
2,345	Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	157,045
3,396	Air Lease Corp. (Trading Companies & Distributors)	89,043
864	Air Products & Chemicals, Inc. (Chemicals)	247,648
2,265	Alamo Group, Inc. (Machinery)	233,544
8	Alleghany Corp. (Insurance)	4,179
1,510	Allegiant Travel Co. (Airlines)	169,165
1,600	Allison Transmission Holdings, Inc. (Machinery)	59,776
1,823	Ally Financial, Inc. (Consumer Finance)	36,642
325	Alphabet, Inc. Class A* (Interactive Media & Services)	483,584
1,369	Alphabet, Inc. Class C* (Interactive Media & Services)	2,030,172
10,700	Altria Group, Inc. (Tobacco)	440,305
2,480	Amazon.com, Inc.* (Internet & Direct Marketing Retail)	7,848,406
4,547	Amdocs Ltd. (IT Services)	282,369
39	American Express Co. (Consumer Finance)	3,639
700	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	182,973
41	American Water Works Co., Inc. (Water Utilities)	6,038
2,500	Ameriprise Financial, Inc. (Capital Markets)	384,075
8,366	Ameris Bancorp (Banks)	193,045
4,121	AMERISAFE, Inc. (Insurance)	261,519
520	AmerisourceBergen Corp. (Health Care Providers & Services)	52,099
105	AMETEK, Inc. (Electrical Equipment)	9,791
582	Amgen, Inc. (Biotechnology)	142,398
102	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	10,788

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
62	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	$ 7,121
33,600	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	248,976
1,581	ANSYS, Inc.* (Software)	491,059
7,082	Anthem, Inc. (Health Care Providers & Services)	1,939,052
600	Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	5,292
15,735	Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,688,004
4,588	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	295,146
1,233	Aramark (Hotels, Restaurants & Leisure)	26,041
1,310	Arch Capital Group Ltd.* (Insurance)	40,283
1,300	Archer-Daniels-Midland Co. (Food Products)	55,679
85,675	Ares Capital Corp. (Capital Markets)	1,208,017
3,308	Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	30,202
722	Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	51,710
1,329	Arthur J. Gallagher & Co. (Insurance)	142,854
2,930	ASGN, Inc.* (Professional Services)	200,588
38	Assurant, Inc. (Insurance)	4,084
8,010	Assured Guaranty Ltd. (Insurance)	174,858
30,007	AT&T, Inc. (Diversified Telecommunication Services)	887,607
6,383	AtriCure, Inc.* (Health Care Equipment & Supplies)	260,490
682	Automatic Data Processing, Inc. (IT Services)	90,645
400	AutoNation, Inc.* (Specialty Retail)	20,536
3	AutoZone, Inc.* (Specialty Retail)	3,622
630	Avery Dennison Corp. (Containers & Packaging)	71,404
12,396	Avient Corp. (Chemicals)	296,264
4,528	Axis Capital Holdings Ltd. (Insurance)	181,663
2,531	Balchem Corp. (Chemicals)	253,758
747	Ball Corp. (Containers & Packaging)	55,002
15,100	Bank of America Corp. (Banks)	375,688
5,460	BankUnited, Inc. (Banks)	109,964
9,292	Baxter International, Inc. (Health Care Equipment & Supplies)	802,643

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,686	Becton Dickinson & Co. (Health Care Equipment & Supplies)	$ 474,339
4,559	Belden, Inc. (Electronic Equipment, Instruments & Components)	144,064
1,709	Berkshire Hathaway, Inc. Class B* (Diversified Financial Services)	334,588
36	Best Buy Co., Inc. (Specialty Retail)	3,585
120	Bio-Techne Corp. (Life Sciences Tools & Services)	33,019
1,180	Biogen, Inc.* (Biotechnology)	324,134
6,069	Blackstone Mortgage Trust, Inc. Class A (Mortgage Real Estate Investment Trusts (REITs))	146,081
4,333	BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	110,925
290	Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	482,018
734	Boston Scientific Corp.* (Health Care Equipment & Supplies)	28,310
9,700	Bristol-Myers Squibb Co. (Pharmaceuticals)	569,002
11,292	Broadridge Financial Solutions, Inc. (IT Services)	1,516,967
4,457	Brown & Brown, Inc. (Insurance)	202,660
111	Brown-Forman Corp. Class B (Beverages)	7,697
2,400	Brunswick Corp. (Leisure Products)	160,752
27	Burlington Stores, Inc.* (Specialty Retail)	5,076
1,600	CACI International, Inc. Class A* (IT Services)	332,512
2,956	Cactus, Inc. Class A (Energy Equipment & Services)	66,865
737	Cadence Design Systems, Inc.* (Software)	80,517
339	Capital One Financial Corp. (Consumer Finance)	21,628
5,520	Cardinal Health, Inc. (Health Care Providers & Services)	301,502
159	CarMax, Inc.* (Specialty Retail)	15,418
3,837	Carrier Global Corp. (Building Products)	104,520
3,276	Catalent, Inc.* (Pharmaceuticals)	286,126
9,089	Cathay General Bancorp (Banks)	219,772
1,765	CDW Corp. (Electronic Equipment, Instruments & Components)	205,181
30	Celanese Corp. (Chemicals)	2,916
1,745	Central Garden & Pet Co.* (Household Products)	66,066

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
8,581	Central Garden & Pet Co. Class A* (Household Products)	$ 297,332
58	Cerner Corp. (Health Care Technology)	4,028
4,215	ChampionX Corp.* (Energy Equipment & Services)	40,085
21,484	Change Healthcare, Inc.* (Health Care Technology)	250,503
11	Charter Communications, Inc. Class A* (Media)	6,380
13,617	Chevron Corp. (Oil, Gas & Consumable Fuels)	1,143,011
167	Church & Dwight Co., Inc. (Household Products)	16,087
1,332	Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	184,509
4,547	Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	72,343
600	Ciena Corp.* (Communications Equipment)	35,706
2,752	Cigna Corp.* (Health Care Providers & Services)	475,243
800	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	19,568
355	Cincinnati Financial Corp. (Insurance)	27,665
1,513	Cintas Corp. (Commercial Services & Supplies)	456,729
19,835	Cisco Systems, Inc. (Communications Equipment)	934,228
10,300	Citigroup, Inc. (Banks)	515,103
12,175	Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,097,089
7,100	Cognizant Technology Solutions Corp. Class A (IT Services)	485,072
3,813	Cohen & Steers, Inc. (Capital Markets)	229,466
103	Colgate-Palmolive Co. (Household Products)	7,952
2,481	Columbia Banking System, Inc. (Banks)	71,775
4,100	Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	49,036
226	Comcast Corp. Class A (Media)	9,673
2,818	Compass Minerals International, Inc. (Metals & Mining)	143,549
3,400	Conagra Brands, Inc. (Food Products)	127,330
16	Constellation Brands, Inc. Class A (Beverages)	2,851
1,963	Copart, Inc.* (Commercial Services & Supplies)	183,050

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,700	CoreCivic, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 15,147
500	Cornerstone OnDemand, Inc.* (Software)	17,755
11,700	Corteva, Inc.* (Chemicals)	334,152
858	Costco Wholesale Corp. (Food & Staples Retailing)	279,305
26,000	Coty, Inc. Class A (Personal Products)	96,460
3,157	Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	96,983
4,030	Covanta Holding Corp. (Commercial Services & Supplies)	39,655
3,161	Credit Acceptance Corp.* (Consumer Finance)	1,479,158
8,486	CryoLife, Inc.* (Health Care Equipment & Supplies)	164,713
6,121	CryoPort, Inc.* (Health Care Equipment & Supplies)	202,850
4,500	CSX Corp. (Road & Rail)	321,030
93	Cummins, Inc. (Machinery)	17,973
1,479	Curtiss-Wright Corp. (Aerospace & Defense)	131,808
12,717	CVS Health Corp. (Health Care Providers & Services)	800,408
261	D.R. Horton, Inc. (Household Durables)	17,268
763	Danaher Corp. (Health Care Equipment & Supplies)	155,499
1,658	DaVita, Inc.* (Health Care Providers & Services)	144,893
112	Delta Air Lines, Inc. (Airlines)	2,797
4,400	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	175,384
718	Discover Financial Services (Consumer Finance)	35,491
2,128	Dollar General Corp. (Multiline Retail)	405,171
900	Dollar Tree, Inc.* (Multiline Retail)	84,015
805	Dow, Inc.* (Chemicals)	33,053
2,361	Dril-Quip, Inc.* (Energy Equipment & Services)	78,598
10,502	DXC Technology Co. (IT Services)	188,091
1,600	Eagle Materials, Inc. (Construction Materials)	128,368
681	Eastman Chemical Co. (Chemicals)	50,823
7,600	eBay, Inc. (Internet & Direct Marketing Retail)	420,128
857	Ecolab, Inc. (Chemicals)	160,328
5,760	Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	451,642
27,325	Electronic Arts, Inc.* (Entertainment)	3,869,766

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
4,207	Eli Lilly & Co. (Pharmaceuticals)	$ 632,270
1,700	EMCOR Group, Inc. (Construction & Engineering)	116,450
3,199	Emergent BioSolutions, Inc.* (Biotechnology)	355,857
6,360	Energizer Holdings, Inc. (Household Products)	318,827
4,499	EnerSys (Electrical Equipment)	302,603
2,329	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	167,478
104	Entergy Corp. (Electric Utilities)	10,934
5,900	Envista Holdings Corp.* (Health Care Equipment & Supplies)	129,033
270	Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	212,080
4,600	Equitable Holdings, Inc. (Diversified Financial Services)	94,116
5,439	Essent Group Ltd. (Thrifts & Mortgage Finance)	194,879
2,019	Evercore, Inc. Class A (Capital Markets)	111,651
24	Everest Re Group Ltd. (Insurance)	5,251
60	Eversource Energy (Electric Utilities)	5,404
10,600	Exelon Corp. (Electric Utilities)	409,266
1,102	Expeditors International of Washington, Inc. (Air Freight & Logistics)	93,130
16,213	Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	184,990
11,843	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	498,353
3,800	F.N.B. Corp. (Banks)	28,158
25,759	Facebook, Inc. Class A* (Interactive Media & Services)	6,534,286
650	Federal Agricultural Mortgage Corp. Class C (Thrifts & Mortgage Finance)	38,682
1,000	Federated Hermes, Inc. (Capital Markets)	26,360
152	Fidelity National Financial, Inc. (Insurance)	4,919
36	Fidelity National Information Services, Inc. (IT Services)	5,267
1,985	First American Financial Corp. (Insurance)	101,255
185	First Citizens BancShares, Inc. Class A (Banks)	78,786
8,710	First Hawaiian, Inc. (Banks)	151,380
10,536	First Horizon National Corp. (Banks)	97,669

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,822	First Merchants Corp. (Banks)	$ 68,941
916	First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	54,548
2,324	FirstCash, Inc. (Consumer Finance)	133,955
653	Fiserv, Inc.* (IT Services)	65,163
2,369	Five Below, Inc.* (Specialty Retail)	258,008
3,898	Foot Locker, Inc. (Specialty Retail)	114,562
39,731	Ford Motor Co. (Automobiles)	262,622
621	Fortune Brands Home & Security, Inc. (Building Products)	47,507
2,846	Fresh Del Monte Produce, Inc. (Food Products)	64,263
3,636	frontdoor, Inc.* (Diversified Consumer Services)	152,694
2,039	FTI Consulting, Inc.* (Professional Services)	243,538
7,105	Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	257,272
930	General Dynamics Corp. (Aerospace & Defense)	136,468
212,363	General Electric Co. (Industrial Conglomerates)	1,289,043
115	General Mills, Inc. (Food Products)	7,276
33,115	General Motors Co. (Automobiles)	824,232
1,853	Gentex Corp. (Auto Components)	50,012
568	Genuine Parts Co. (Distributors)	51,205
5,600	Gilead Sciences, Inc. (Biotechnology)	389,368
8,123	Glacier Bancorp, Inc. (Banks)	286,823
2,013	Globe Life, Inc. (Insurance)	160,235
6,584	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	317,217
4,617	Grand Canyon Education, Inc.* (Diversified Consumer Services)	409,713
29,927	Graphic Packaging Holding Co. (Containers & Packaging)	417,182
2,097	Haemonetics Corp.* (Health Care Equipment & Supplies)	183,823
7,889	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	111,472
2,689	Harley-Davidson, Inc. (Automobiles)	69,995
6,711	Harsco Corp.* (Commercial Services & Supplies)	107,108
10,488	HCA Healthcare, Inc. (Health Care Providers & Services)	1,328,200
2,861	HD Supply Holdings, Inc.* (Trading Companies & Distributors)	100,421

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
4,700	HealthEquity, Inc.* (Health Care Providers & Services)	$ 242,332
10,960	Heartland Express, Inc. (Road & Rail)	222,324
1,421	Helen of Troy Ltd.* (Household Durables)	267,503
5,380	Helios Technologies, Inc. (Machinery)	203,525
2,749	Henry Schein, Inc.* (Health Care Providers & Services)	188,939
2,068	Hillenbrand, Inc. (Machinery)	60,448
13,761	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,032,763
400	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	11,000
2,758	Honeywell International, Inc. (Industrial Conglomerates)	411,962
6,496	Horace Mann Educators Corp. (Insurance)	244,120
4,450	Houlihan Lokey, Inc. (Capital Markets)	243,860
4,843	HP, Inc. (Technology Hardware, Storage & Peripherals)	85,140
1,388	HubSpot, Inc.* (Software)	325,639
98	Humana, Inc. (Health Care Providers & Services)	38,460
1,600	Huntington Ingalls Industries, Inc. (Aerospace & Defense)	277,936
2,583	Huntsman Corp. (Chemicals)	47,786
2,247	IAA, Inc.* (Commercial Services & Supplies)	97,407
3,556	ICF International, Inc. (Professional Services)	240,421
1,448	ICU Medical, Inc.* (Health Care Equipment & Supplies)	266,041
2,825	IDACORP, Inc. (Electric Utilities)	263,431
32	IDEX Corp. (Machinery)	5,274
16	IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	6,364
235	Illinois Tool Works, Inc. (Machinery)	43,473
1,684	Ingevity Corp.* (Chemicals)	98,480
4,561	Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	227,320
4,626	Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	220,892
16,936	Intel Corp. (Semiconductors & Semiconductor Equipment)	808,355
1,302	InterDigital, Inc. (Communications Equipment)	78,146
2,091	International Business Machines Corp. (IT Services)	257,068
184	International Paper Co. (Containers & Packaging)	6,401
1,795	Intuit, Inc. (Software)	549,934

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,649	IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	$ 261,185
2,290	Jabil, Inc. (Electronic Equipment, Instruments & Components)	79,829
300	Jack Henry & Associates, Inc. (IT Services)	53,490
3,587	Jefferies Financial Group, Inc. (Diversified Financial Services)	58,109
8,599	Johnson & Johnson (Pharmaceuticals)	1,253,390
11,915	Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,178,513
500	JPMorgan Chase & Co. (Banks)	48,320
737	Kansas City Southern (Road & Rail)	126,653
10,820	KAR Auction Services, Inc. (Commercial Services & Supplies)	163,707
60	Kellogg Co. (Food Products)	4,139
8,000	Keurig Dr Pepper, Inc. (Beverages)	244,720
4,100	KeyCorp. (Banks)	49,241
1,238	Kimberly-Clark Corp. (Household Products)	188,226
20,200	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	284,820
43,875	KKR & Co., Inc. Class A (Capital Markets)	1,551,859
44,400	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,930,956
1,310	Korn Ferry (Professional Services)	36,811
442,100	Kosmos Energy Ltd. (Oil, Gas & Consumable Fuels)	711,781
20	L3Harris Technologies, Inc. (Aerospace & Defense)	3,367
173	Laboratory Corp. of America Holdings* (Health Care Providers & Services)	33,375
686	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	258,732
17,833	Lamb Weston Holdings, Inc. (Food Products)	1,071,407
332	Landstar System, Inc. (Road & Rail)	40,431
1,360	LCI Industries (Auto Components)	171,088
458	Lear Corp. (Auto Components)	50,554
238	Leggett & Platt, Inc. (Household Durables)	9,541
6,308	Leidos Holdings, Inc. (IT Services)	600,269
1,582	Lennar Corp. Class A (Household Durables)	114,458
1,661	LHC Group, Inc.* (Health Care Providers & Services)	324,078

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
3,300	Lincoln National Corp. (Insurance)	$ 122,991
4,093	Lithia Motors, Inc. Class A (Specialty Retail)	937,911
41,800	LKQ Corp.* (Distributors)	1,178,342
1,574	Lockheed Martin Corp. (Aerospace & Defense)	596,499
2,674	Loews Corp. (Insurance)	97,360
4,525	Lowe’s Cos., Inc. (Specialty Retail)	673,818
1,900	LPL Financial Holdings, Inc. (Capital Markets)	150,138
3,656	Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,190,357
6,465	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	273,211
1,336	ManpowerGroup, Inc. (Professional Services)	91,903
940	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	35,908
9	Markel Corp.* (Insurance)	9,401
1,263	Marsh & McLennan Cos., Inc. (Insurance)	147,266
5,800	Masco Corp. (Building Products)	331,528
6,880	Masimo Corp.* (Health Care Equipment & Supplies)	1,514,426
1,150	MasTec, Inc.* (Construction & Engineering)	45,747
16,916	Mastercard, Inc. Class A (IT Services)	5,219,093
1,972	MAXIMUS, Inc. (IT Services)	146,342
55	McCormick & Co., Inc. (Food Products)	10,720
2,403	McDonald’s Corp. (Hotels, Restaurants & Leisure)	466,855
366	McKesson Corp. (Health Care Providers & Services)	54,959
2,900	MDU Resources Group, Inc. (Multi-Utilities)	60,842
1,487	MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	1,672,310
8,187	Merck & Co., Inc. (Pharmaceuticals)	656,925
9,064	Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	103,375
4,213	MetLife, Inc. (Insurance)	159,462
702	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	656,370
2,700	MGIC Investment Corp. (Thrifts & Mortgage Finance)	22,329
8,200	Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	410,451
50,745	Microsoft Corp. (Software)	10,403,232
779	Minerals Technologies, Inc. (Chemicals)	36,520

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
489	Mondelez International, Inc. Class A (Food Products)	$ 27,135
2,500	Monster Beverage Corp.* (Beverages)	196,200
505	Moody’s Corp. (Capital Markets)	142,057
29,500	Morgan Stanley (Capital Markets)	1,441,960
182	Motorola Solutions, Inc. (Communications Equipment)	25,444
4,676	Mr Cooper Group, Inc.* (Thrifts & Mortgage Finance)	76,359
1,549	MSCI, Inc. (Capital Markets)	582,393
200	Murphy USA, Inc.* (Specialty Retail)	26,482
9,088	National General Holdings Corp. (Insurance)	308,901
3,780	National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	234,360
18,686	Navient Corp. (Consumer Finance)	148,741
6,507	NCR Corp.* (Technology Hardware, Storage & Peripherals)	119,924
1,369	Nelnet, Inc. Class A (Consumer Finance)	79,402
330	Netflix, Inc.* (Entertainment)	161,330
808	Nexstar Media Group, Inc. Class A (Media)	70,821
81	NextEra Energy, Inc. (Electric Utilities)	22,737
1,323	NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	129,138
5,884	NMI Holdings, Inc. Class A* (Thrifts & Mortgage Finance)	91,320
1,102	Northrop Grumman Corp. (Aerospace & Defense)	358,161
5,271	NorthWestern Corp. (Multi-Utilities)	296,546
5,200	NortonlifeLock, Inc. (Software)	111,540
9,000	NRG Energy, Inc. (Electric Utilities)	304,290
1,100	Nucor Corp. (Metals & Mining)	46,145
4,147	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,760,775
46	NVR, Inc.* (Household Durables)	180,787
37	Old Dominion Freight Line, Inc. (Road & Rail)	6,764
9,627	Old Republic International Corp. (Insurance)	154,706
2,950	Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	310,045
303	Omnicom Group, Inc. (Media)	16,280
93,475	ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,925,585

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
3,500	OneMain Holdings, Inc. (Consumer Finance)	$ 100,450
13,744	Oracle Corp. (Software)	762,105
1,900	Oshkosh Corp. (Machinery)	149,568
18	Otis Worldwide Corp. (Machinery)	1,129
2,763	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	118,643
192	PACCAR, Inc. (Machinery)	16,335
8,811	Pacific Premier Bancorp, Inc. (Banks)	185,119
6,600	PacWest Bancorp. (Banks)	120,615
3,793	Parsley Energy, Inc. Class A (Oil, Gas & Consumable Fuels)	41,647
5,517	Patrick Industries, Inc. (Building Products)	352,812
1,007	Paychex, Inc. (IT Services)	72,423
2,274	Paylocity Holding Corp.* (Software)	302,897
300	PayPal Holdings, Inc.* (IT Services)	58,821
1,145	PennyMac Financial Services, Inc. (Thrifts & Mortgage Finance)	55,258
3,219	PepsiCo, Inc. (Beverages)	443,128
9,084	Performance Food Group Co.* (Food & Staples Retailing)	254,534
600	Perspecta, Inc. (IT Services)	12,840
6,329	Pfizer, Inc. (Pharmaceuticals)	243,540
3,675	Phillips 66 (Oil, Gas & Consumable Fuels)	227,923
5,318	Phreesia, Inc.* (Health Care Technology)	159,859
7,400	Pilgrim’s Pride Corp.* (Food Products)	113,590
5,250	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	508,830
5,155	Pool Corp. (Distributors)	1,632,588
1,637	Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	199,763
30	PPG Industries, Inc. (Chemicals)	3,230
5,536	PQ Group Holdings, Inc.* (Chemicals)	67,927
6,209	PRA Group, Inc.* (Consumer Finance)	245,628
10,924	Primoris Services Corp. (Construction & Engineering)	175,112
1,195	Principal Financial Group, Inc. (Insurance)	50,704
2,845	ProAssurance Corp. (Insurance)	41,822
6,550	Progyny, Inc.* (Health Care Providers & Services)	174,394
2,800	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	295,176

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,747	Proofpoint, Inc.* (Software)	$ 202,075
3,680	Prudential Financial, Inc. (Insurance)	233,202
6,600	Public Service Enterprise Group, Inc. (Multi-Utilities)	369,204
4,709	PulteGroup, Inc. (Household Durables)	205,312
18,101	Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,319,643
5,226	QTS Realty Trust, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	376,011
19,025	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	2,009,230
2,100	Quanta Services, Inc. (Construction & Engineering)	83,937
693	Quest Diagnostics, Inc. (Health Care Providers & Services)	88,060
848	Quidel Corp.* (Health Care Equipment & Supplies)	239,535
4,888	R1 RCM, Inc.* (Health Care Providers & Services)	66,819
3,750	Rapid7, Inc.* (Software)	223,387
3,411	Raytheon Technologies Corp. (Aerospace & Defense)	193,335
2,112	RBC Bearings, Inc.* (Machinery)	258,551
110	Regeneron Pharmaceuticals, Inc.* (Biotechnology)	69,528
932	Reinsurance Group of America, Inc. (Insurance)	79,453
4,030	Republic Services, Inc. (Commercial Services & Supplies)	351,617
6,093	ResMed, Inc. (Health Care Equipment & Supplies)	1,233,893
199	Robert Half International, Inc. (Professional Services)	10,123
1,627	Rogers Corp.* (Electronic Equipment, Instruments & Components)	193,922
6,635	Roper Technologies, Inc. (Industrial Conglomerates)	2,869,306
106	Ross Stores, Inc. (Specialty Retail)	9,505
2,532	Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	81,075
1,816	S&P Global, Inc. (Capital Markets)	636,054
5,128	salesforce.com, Inc.* (Software)	999,191
4,559	Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	148,304
2,668	Science Applications International Corp. (IT Services)	213,387
9,107	Seacoast Banking Corp. of Florida* (Banks)	171,940

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
437	SEI Investments Co. (Capital Markets)	$ 22,868
2,900	Sempra Energy (Multi-Utilities)	360,934
800	Semtech Corp.* (Semiconductors & Semiconductor Equipment)	44,584
500	Sensient Technologies Corp. (Chemicals)	26,105
5,958	Silgan Holdings, Inc. (Containers & Packaging)	227,893
2,648	Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	266,150
2,500	Simmons First National Corp. Class A (Banks)	41,475
2,558	SiteOne Landscape Supply, Inc.* (Trading Companies & Distributors)	327,501
5,103	Skechers U.S.A., Inc. Class A* (Textiles, Apparel & Luxury Goods)	149,416
11,012	Skyline Champion Corp.* (Household Durables)	310,869
15,815	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	2,302,348
30,646	SLM Corp. (Consumer Finance)	207,473
28	Snap-on, Inc. (Machinery)	4,084
815	South State Corp. (Banks)	38,843
2,104	Spectrum Brands Holdings, Inc. (Household Products)	113,953
1,247	Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	42,972
200	Spotify Technology SA* (Entertainment)	51,564
11,501	STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	374,933
300	Stamps.com, Inc.* (Internet & Direct Marketing Retail)	78,084
1,161	Standard Motor Products, Inc. (Auto Components)	52,802
59	Stanley Black & Decker, Inc. (Machinery)	9,046
15,191	Starbucks Corp. (Hotels, Restaurants & Leisure)	1,162,567
18,491	Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	276,440
4,200	Steel Dynamics, Inc. (Metals & Mining)	115,122
4,354	Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	92,218
9,265	Stifel Financial Corp. (Capital Markets)	449,167
1,340	Stryker Corp. (Health Care Equipment & Supplies)	259,022
7,580	Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	168,769

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
6,411	Sykes Enterprises, Inc.* (IT Services)	$ 176,046
300	Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	24,006
871	Synchrony Financial (Consumer Finance)	19,275
10,990	Syneos Health, Inc.* (Life Sciences Tools & Services)	685,666
2,555	SYNNEX Corp. (Electronic Equipment, Instruments & Components)	318,711
2,283	Synopsys, Inc.* (Software)	454,819
4,626	Synovus Financial Corp. (Banks)	93,214
2,238	Sysco Corp. (Food & Staples Retailing)	118,278
2,499	T. Rowe Price Group, Inc. (Capital Markets)	345,112
474	Target Corp. (Multiline Retail)	59,667
93	Teledyne Technologies, Inc.* (Aerospace & Defense)	28,523
36	Teleflex, Inc. (Health Care Equipment & Supplies)	13,432
730	Tempur Sealy International, Inc.* (Household Durables)	59,094
2,312	Terex Corp. (Machinery)	43,581
26,172	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,338,239
6,469	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	363,493
4,192	The Allstate Corp. (Insurance)	395,683
7,300	The Bank of New York Mellon Corp. (Capital Markets)	261,705
103	The Boeing Co. (Aerospace & Defense)	16,274
44,704	The Carlyle Group, Inc. (Capital Markets)	1,272,723
31	The Clorox Co. (Household Products)	7,332
8,129	The Coca-Cola Co. (Beverages)	384,014
24	The Cooper Cos., Inc. (Health Care Equipment & Supplies)	6,790
978	The Estee Lauder Cos., Inc. Class A (Personal Products)	193,194
2,700	The Geo Group, Inc. (Equity Real Estate Investment Trusts (REITs))	28,701
1,853	The Hanover Insurance Group, Inc. (Insurance)	188,784
861	The Hartford Financial Services Group, Inc. (Insurance)	36,438
505	The Hershey Co. (Food Products)	73,432
13,800	The Home Depot, Inc. (Specialty Retail)	3,663,762

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
400	The J.M. Smucker Co. (Food Products)	$ 43,740
11,788	The Kroger Co. (Food & Staples Retailing)	410,105
9,737	The Procter & Gamble Co. (Household Products)	1,276,715
5,739	The Progressive Corp. (Insurance)	518,461
4,510	The Sherwin-Williams Co. (Chemicals)	2,922,119
511	The Southern Co. (Electric Utilities)	27,906
588	The TJX Cos., Inc. (Specialty Retail)	30,570
70	The Travelers Cos., Inc. (Insurance)	8,009
52	The Walt Disney Co. (Entertainment)	6,081
2,829	The Western Union Co. (IT Services)	68,688
6,695	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,771,395
1,401	Toll Brothers, Inc. (Household Durables)	53,518
3,529	TransDigm Group, Inc. (Aerospace & Defense)	1,523,046
4,040	TTEC Holdings, Inc. (IT Services)	191,738
2,121	Tyson Foods, Inc. Class A (Food Products)	130,335
10,625	UFP Industries, Inc. (Building Products)	618,587
7,300	UGI Corp. (Gas Utilities)	243,382
3,334	Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	100,320
4,436	Umpqua Holdings Corp. (Banks)	48,131
18,950	Union Pacific Corp. (Road & Rail)	3,284,982
7,374	Unisys Corp.* (IT Services)	87,677
28	United Parcel Service, Inc. Class B (Air Freight & Logistics)	3,997
12,313	UnitedHealth Group, Inc. (Health Care Providers & Services)	3,728,130
2,492	Universal Corp. (Tobacco)	105,063
928	Universal Health Services, Inc. Class B (Health Care Providers & Services)	101,987
6,300	Unum Group (Insurance)	108,549
4,758	US Ecology, Inc. (Commercial Services & Supplies)	165,007
2,486	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	139,788
1,700	Valley National Bancorp (Banks)	12,699
13,186	Valvoline, Inc. (Chemicals)	270,577

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
192	Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	$ 27,402
8,958	Veracyte, Inc.* (Biotechnology)	319,532
826	VeriSign, Inc.* (IT Services)	174,848
213	Verisk Analytics, Inc. (Professional Services)	40,195
12,193	Verizon Communications, Inc. (Diversified Telecommunication Services)	700,854
1,320	Vertex Pharmaceuticals, Inc.* (Biotechnology)	359,040
12,132	ViacomCBS, Inc. Class B (Media)	316,281
14,950	Viavi Solutions, Inc.* (Communications Equipment)	206,759
28,275	Virtu Financial, Inc. Class A (Capital Markets)	701,220
6,708	Virtusa Corp.* (IT Services)	272,345
10,016	Visa, Inc. Class A (IT Services)	1,907,046
7,500	Vistra Corp. (Independent Power and Renewable Electricity Producers)	139,950
125	Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	4,315
2,666	W.R. Berkley Corp. (Insurance)	164,626
7,893	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	321,324
3,812	Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	192,163
5,637	Walmart, Inc. (Food & Staples Retailing)	729,428
3,714	Washington Federal, Inc. (Thrifts & Mortgage Finance)	86,685
3,644	Waste Management, Inc. (Commercial Services & Supplies)	399,382
3,637	Webster Financial Corp. (Banks)	99,181
50	WEC Energy Group, Inc. (Multi-Utilities)	4,763
13,400	Wells Fargo & Co. (Banks)	325,084
3,021	WESCO International, Inc.* (Trading Companies & Distributors)	117,426
1,000	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	268,870
50	Whirlpool Corp. (Household Durables)	8,156
208	White Mountains Insurance Group Ltd. (Insurance)	183,067
14,463	WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	217,813
987	WNS Holdings Ltd. ADR* (IT Services)	63,129

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
5,812	Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	$ 139,720
11,651	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	274,148
1,900	WP Carey, Inc. (Equity Real Estate Investment Trusts (REITs))	135,603
20,600	WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	122,982
26	Xcel Energy, Inc. (Electric Utilities)	1,795
2,300	Xerox Holdings Corp.* (Technology Hardware, Storage & Peripherals)	38,295
3,616	Yelp, Inc.* (Interactive Media & Services)	90,328
9,873	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	505,893
25	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	3,372
2,857	Zoetis, Inc. (Pharmaceuticals)	433,350

		200,417,485

TOTAL COMMON STOCKS (Cost $368,430,888)		$430,351,915

Shares	Dividend Rate	Value

Preferred Stocks – 0.5%
Brazil – 0.1%
Cia de Transmissao de Energia Eletrica Paulista (Electric Utilities)
16,400	6.780%	$ 70,862
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)
90,400	3.200	384,714
Telefonica Brasil SA (Diversified Telecommunication Services)
2,500	4.790	25,232

		480,808

Germany* – 0.4%
Volkswagen AG (Automobiles)
14,533	2.850	2,127,297

TOTAL PREFERRED STOCKS – 0.5% (Cost $2,266,800)		$ 2,608,105

Shares	Description	Expiration Date	Value

Rights* – 0.0%
Australia – 0.0%
Downer EDI Ltd. (Commercial Services & Supplies)
4,835		08/14/20	$ 1,185

Portugal – 0.0%
EDP - Energias de Portugal SA (Electric Utilities)
4,285		08/12/20	435

Spain – 0.0%
Cellnex Telecom SA (Diversified Telecommunication Services)
331		08/06/20	1,384

TOTAL RIGHTS (Cost $—)			$ 3,004

Shares	Description		Value

Exchange Traded Funds – 5.8%
445,000	iShares Edge MSCI Multifactor International ETF		$ 10,595,450
594,000	iShares Edge MSCI Multifactor USA ETF		19,340,640
6,503	iShares MSCI Emerging Markets ETF		281,515

TOTAL EXCHANGE TRADED FUNDS (Cost $26,684,939)			$ 30,217,605

Shares	Dividend Rate		Value

Investment Companies(b) – 9.9%
Goldman Sachs Financial Square Government Fund - Class R6
40,055,316	0.130%		$ 40,055,316
Goldman Sachs Financial Square Government Fund - Institutional Shares
11,506,003	0.130		11,506,003

TOTAL INVESTMENT COMPANIES – 9.9% (Cost $51,561,319)			$ 51,561,319

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligation(c) – 0.0%
United States Treasury Bills
$ 200,000	0.000%	09/17/20	$ 199,978
(Cost $199,964)

TOTAL INVESTMENTS – 98.8% (Cost $449,143,910)			$514,941,926

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			6,266,493

NET ASSETS – 100.0%			$521,208,419

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
AED	— United Arab Emirates Dirham
AUD	— Australian Dollar

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan Renminbi
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PKR	— Pakistan Rupee
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	CHF	6,540,000	USD	7,142,873	08/04/20	$8,989
	DKK	10,590,000	USD	1,670,395	08/04/20	4,925
	EUR	19,080,000	USD	22,397,186	08/04/20	79,966
	GBP	7,395,000	USD	9,553,930	08/04/20	126,336
	ILS	720,000	USD	210,813	08/04/20	653
	NOK	3,300,000	USD	362,519	08/04/20	54
	SGD	1,050,000	USD	762,015	08/04/20	2,177
	USD	4,609,010	AUD	6,440,000	09/02/20	7,342
	USD	2,144,551	HKD	16,620,000	09/02/20	81
	USD	16,975,405	JPY	1,784,000,000	09/02/20	116,028
	USD	219,878	NZD	330,000	09/02/20	1,012
	USD	2,201,630	SEK	19,275,000	09/02/20	5,606
JPMorgan Securities, Inc.	CHF	2,190,000	USD	2,391,879	08/04/20	3,010
	DKK	2,840,000	USD	447,962	08/04/20	1,320
	EUR	6,540,000	USD	7,677,023	08/04/20	27,409
	GBP	3,065,000	USD	3,959,810	08/04/20	52,362
	ILS	280,000	USD	81,983	08/04/20	254
	NOK	1,350,000	USD	148,303	08/04/20	23
	SGD	420,000	USD	304,806	08/04/20	871
	USD	1,710,487	AUD	2,390,000	09/02/20	2,725
	USD	825,820	HKD	6,400,000	09/02/20	31
	USD	5,652,125	JPY	594,000,000	09/02/20	38,633
	USD	59,967	NZD	90,000	09/02/20	276
	USD	642,499	SEK	5,625,000	09/02/20	1,636

TOTAL						$481,719

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA	AUD	6,440,000	USD	4,608,516	08/04/20	$(7,383)
	HKD	16,620,000	USD	2,144,474	08/04/20	(28)
	JPY	1,784,000,000	USD	16,969,801	08/04/20	(115,857)
	NZD	330,000	USD	219,876	08/04/20	(1,018)
	SEK	19,275,000	USD	2,200,892	08/04/20	(5,558)
	USD	4,437,716	AUD	6,440,000	08/04/20	(163,416)
	USD	6,910,874	CHF	6,540,000	08/04/20	(240,988)
	USD	7,148,836	CHF	6,540,000	09/02/20	(8,989)
	USD	1,599,677	DKK	10,590,000	08/04/20	(75,643)
	USD	1,671,435	DKK	10,590,000	09/02/20	(4,854)
	USD	21,473,307	EUR	19,080,000	08/04/20	(1,003,845)
	USD	22,411,290	EUR	19,080,000	09/02/20	(79,704)
	USD	9,200,235	GBP	7,395,000	08/04/20	(480,030)
	USD	9,555,767	GBP	7,395,000	09/02/20	(126,023)
	USD	2,144,048	HKD	16,620,000	08/04/20	(397)
	USD	209,404	ILS	720,000	08/04/20	(2,061)
	USD	210,922	ILS	720,000	09/02/20	(647)
	USD	16,649,245	JPY	1,784,000,000	08/04/20	(204,699)
	USD	341,930	NOK	3,300,000	08/04/20	(20,644)
	USD	362,566	NOK	3,300,000	09/02/20	(55)
	USD	212,991	NZD	330,000	08/04/20	(5,867)
	USD	2,076,157	SEK	19,275,000	08/04/20	(119,177)
	USD	754,820	SGD	1,050,000	08/04/20	(9,372)
	USD	762,045	SGD	1,050,000	09/02/20	(2,189)

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	2,390,000	USD	1,710,303	08/04/20	$(2,740)
	HKD	6,400,000	USD	825,790	08/04/20	(11)
	JPY	594,000,000	USD	5,650,259	08/04/20	(38,576)
	NZD	90,000	USD	59,966	08/04/20	(277)
	SEK	5,625,000	USD	642,284	08/04/20	(1,622)
	USD	1,642,973	AUD	2,390,000	08/04/20	(64,590)
	USD	2,310,860	CHF	2,190,000	08/04/20	(84,030)
	USD	2,393,876	CHF	2,190,000	09/02/20	(3,010)
	USD	427,649	DKK	2,840,000	08/04/20	(21,634)
	USD	448,241	DKK	2,840,000	09/02/20	(1,302)
	USD	7,340,396	EUR	6,540,000	08/04/20	(364,036)
	USD	7,681,857	EUR	6,540,000	09/02/20	(27,320)
	USD	3,805,982	GBP	3,065,000	08/04/20	(206,190)
	USD	3,960,572	GBP	3,065,000	09/02/20	(52,232)
	USD	825,610	HKD	6,400,000	08/04/20	(169)
	USD	81,447	ILS	280,000	08/04/20	(790)
	USD	82,025	ILS	280,000	09/02/20	(252)
	USD	5,544,203	JPY	594,000,000	08/04/20	(67,480)
	USD	139,363	NOK	1,350,000	08/04/20	(8,963)
	USD	148,323	NOK	1,350,000	09/02/20	(22)
	USD	57,879	NZD	90,000	08/04/20	(1,809)
	USD	603,159	SEK	5,625,000	08/04/20	(37,503)
	USD	301,823	SGD	420,000	08/04/20	(3,854)
	USD	304,818	SGD	420,000	09/02/20	(877)

TOTAL						$(3,667,733)

FUTURES CONTRACTS — At July 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	317	09/18/20	$51,726,475	$4,127,689

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – 27.1%
Sovereign – 27.1%
Abu Dhabi Government International Bond
	$1,819,000	2.500	%(a)	04/16/25	$ 1,937,235
	200,000	3.125		09/30/49	223,813
	2,128,000	3.125	(a)	09/30/49	2,381,365
Agricultural Development Bank of China
CNY	25,870,000	3.750		01/25/29	3,704,716
Bonos de la Tesoreria de la Republica en pesos(a)
CLP	560,000,000	4.700		09/01/30	889,114
Bonos de la Tesoreria de la Republica en Pesos
	660,000,000	5.000		03/01/35	1,095,019
Bonos de la Tesoreria de la Republica en pesos
	1,045,000,000	6.000		01/01/43	2,061,068
Brazil Notas do Tesouro Nacional
BRL	2,643,709	6.000		05/15/35	663,791
	21,141,000	10.000		01/01/23	4,617,945
	25,164,000	10.000		01/01/25	5,730,820
	12,916,000	10.000		01/01/27	2,994,476
	11,250,000	10.000		01/01/29	2,654,795
China Development Bank
CNY	9,000,000	3.230		01/10/25	1,280,779
	22,450,000	3.480		01/08/29	3,157,378
China Government Bond
	6,200,000	3.290		05/23/29	903,972
China Government International Bond
	$626,000	1.875		12/03/22	644,584
	787,000	3.250		10/19/23	851,436
Czech Republic Government Bond
CZK	24,610,000	0.950		05/15/30	1,110,764
	44,140,000	2.000		10/13/33	2,228,213
	11,510,000	2.500		08/25/28	583,273
Dominican Republic
	$1,780,000	4.500	(a)	01/30/30	1,718,812
	1,179,000	6.400		06/05/49	1,189,685

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Ecuador Government International Bond
	$1,967,000	9.500%		03/27/30	$ 1,013,005
	745,000	10.750		03/28/22	400,437
Egypt Treasury Bills(b)
EGP	25,025,000	0.000		10/06/20	1,531,257
	9,800,000	0.000		10/13/20	598,180
	20,900,000	0.000		10/20/20	1,272,400
	9,500,000	0.000		12/29/20	564,087
El Salvador Government International Bond
	$536,000	5.875		01/30/25	485,582
	410,000	9.500	(a)(c)	07/15/52	416,150
Export-Import Bank of India(a)
	580,000	3.250		01/15/30	588,519
Finance Department Government of Sharjah(a)
	551,000	4.000		07/28/50	578,541
Government of Jamaica
	419,000	7.875		07/28/45	545,617
Hungary Government Bond
HUF	465,850,000	2.500		10/24/24	1,682,175
	543,760,000	2.750		12/22/26	2,005,000
	285,330,000	3.000		08/21/30	1,054,739
	$1,286,000	6.375		03/29/21	1,335,431
Indonesia Treasury Bond
IDR	7,717,000,000	5.625		05/15/23	533,847
	7,859,000,000	6.625		05/15/33	508,682
	34,166,000,000	7.500		08/15/32	2,386,940
	18,487,000,000	8.125		05/15/24	1,362,467
	29,438,000,000	8.375		03/15/24	2,181,638
	49,918,000,000	8.375		09/15/26	3,760,945
	24,731,000,000	8.375		03/15/34	1,843,815
	33,772,000,000	9.000		03/15/29	2,616,173
Islamic Republic of Pakistan
	$568,000	6.875		12/05/27	556,995

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Kingdom of Bahrain
	$274,000	5.625%		09/30/31	$ 277,254
	925,000	5.625	(a)	09/30/31	935,984
Kingdom of Jordan
	677,000	4.950	(a)	07/07/25	674,250
	570,000	5.850	(a)	07/07/30	569,109
	714,000	7.375		10/10/47	745,014
Kuwait International Government Bond
	345,000	2.750		03/20/22	356,644
	200,000	3.500		03/20/27	226,375
Malaysia Government Bond
MYR	5,649,000	3.480		03/15/23	1,383,489
	1,926,000	3.844		04/15/33	492,480
	5,053,000	3.885		08/15/29	1,319,560
	6,090,000	3.899		11/16/27	1,589,648
	3,236,000	3.900		11/30/26	837,048
	2,540,000	3.955		09/15/25	651,504
	4,524,000	4.181		07/15/24	1,151,753
	2,926,000	4.232		06/30/31	786,902
	1,423,000	4.498		04/15/30	388,132
	2,440,000	4.893		06/08/38	693,501
Mexico Government International Bond(c)
	$1,433,000	4.750		04/27/32	1,643,472
Oman Government International Bond
	611,000	4.875	(a)	02/01/25	588,469
	2,206,000	6.750		01/17/48	1,950,242
Perusahaan Penerbit SBSN Indonesia III
	554,000	4.325		05/28/25	621,172
Poland Government Bond
PLN	9,308,000	2.750		10/25/29	2,823,279
Qatar Government International Bond
	$697,000	3.400		04/16/25	768,878
	2,391,000	3.750	(a)	04/16/30	2,812,414
Republic of Angola
	336,000	8.000	(a)	11/26/29	279,300

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
	$340,000	8.000%		11/26/29	$ 282,625
	200,000	9.125		11/26/49	163,500
	600,000	9.375		05/08/48	491,625
Republic of Argentina
	1,263,000	4.625		01/11/23	556,904
	1,390,000	6.875		01/11/48	571,637
	563,000	7.125	(d)	06/28/17	231,534
Republic of Azerbaijan
	850,000	5.125		09/01/29	909,498
	135,000	5.125		09/01/29	144,450
Republic of Belarus Ministry of Finance(a)
	240,000	5.875		02/24/26	232,500
	1,690,000	6.378		02/24/31	1,630,850
Republic of Brazil
	3,050,000	3.875		06/12/30	3,114,050
Republic of Chile(c)
	1,850,000	2.450		01/31/31	1,976,725
	702,000	2.550		01/27/32	755,966
	975,000	3.500		01/25/50	1,189,805
Republic of Colombia
	1,218,000	3.000	(c)	01/30/30	1,253,779
	1,450,000	3.125	(c)	04/15/31	1,502,925
	300,000	4.125	(c)	05/15/51	333,656
	416,000	5.000	(c)	06/15/45	514,020
COP	10,945,400,000	6.000		04/28/28	3,062,806
	12,437,600,000	7.500		08/26/26	3,840,863
	5,052,500,000	7.750		09/18/30	1,532,831
Republic of Costa Rica
	$437,000	4.250		01/26/23	417,335
	519,000	6.125		02/19/31	472,128
	258,000	7.158		03/12/45	230,184
Republic of Croatia
	600,000	6.375		03/24/21	620,400

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Egypt(a)
$306,000	8.875%		05/29/50	$ 305,235
Republic of Egypt
497,000	7.053		01/15/32	470,131
200,000	7.625		05/29/32	195,563
2,480,000	7.625	(a)	05/29/32	2,424,975
Republic of Gabon
400,000	6.375		12/12/24	392,500
200,000	6.625	(a)	02/06/31	189,500
Republic of Ghana
806,000	6.375	(a)	02/11/27	743,031
1,107,000	7.875		02/11/35	979,349
Republic of Guatemala(c)
493,000	4.900		06/01/30	548,308
400,000	5.375		04/24/32	453,250
Republic of Indonesia
1,865,000	3.500		01/11/28	2,049,752
489,000	4.125		01/15/25	544,777
907,000	4.625		04/15/43	1,113,626
Republic of Ivory Coast(c)(e)
510,410	5.750		12/31/32	493,024
183,470	5.750		12/31/32	177,221
Republic of Kazakhstan
207,000	4.875		10/14/44	275,051
Republic of Kenya
1,283,000	7.000		05/22/27	1,262,953
Republic of Korea
726,000	2.000		06/19/24	755,929
190,000	2.500		06/19/29	210,900
Republic of Lebanon(f)
535,000	6.000		01/27/23	92,288
628,000	6.000		01/27/23	108,330
1,254,000	6.100		10/04/22	225,720
325,000	6.600		11/27/26	52,711
Republic of Mongolia
724,000	5.625		05/01/23	733,276

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Namibia
	$255,000	5.250%		10/29/25	$ 255,717
Republic of Nigeria
	400,000	7.143		02/23/30	383,000
	1,351,000	8.747		01/21/31	1,381,397
Republic of Panama(c)
	872,000	3.750		03/16/25	963,832
	1,512,000	4.500		04/01/56	2,033,640
Republic of Peru
	824,000	2.392	(c)	01/23/26	877,560
	1,053,000	2.783	(c)	01/23/31	1,174,095
	1,021,000	2.844		06/20/30	1,144,477
PEN	1,410,000	5.400	(a)	08/12/34	434,792
	7,325,000	6.150	(a)	08/12/32	2,456,053
	6,059,000	6.900		08/12/37	2,127,572
	638,000	6.950		08/12/31	228,423
Republic of Philippines
	$940,000	2.457		05/05/30	1,030,181
	1,483,000	3.750		01/14/29	1,755,501
Republic of Poland
PLN	2,900,000	2.500		04/25/24	835,525
	8,031,000	2.500		07/25/27	2,361,344
	$1,440,000	5.000		03/23/22	1,547,550
Republic of Qatar
	284,000	4.000		03/14/29	337,250
Republic of Romania
RON	4,900,000	3.250		04/29/24	1,179,342
	3,125,000	3.650		09/24/31	718,442
	3,255,000	4.250		06/28/23	808,557
	5,750,000	5.000		02/12/29	1,497,259
	2,130,000	5.850		04/26/23	550,115

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Senegal
	$497,000	6.250%		07/30/24	$ 518,122
Republic of Serbia
	200,000	7.250		09/28/21	212,750
Republic of South Africa
	598,000	4.850		09/30/29	572,772
	1,587,000	5.750		09/30/49	1,409,950
ZAR	33,494,087	6.250		03/31/36	1,298,774
	81,530,000	8.000		01/31/30	4,400,201
	41,550,000	8.250		03/31/32	2,114,345
	70,725,000	8.500		01/31/37	3,324,095
	27,428,506	8.750		01/31/44	1,247,746
	18,109,475	8.750		02/28/48	819,232
	13,495,150	8.875		02/28/35	674,644
Republic of Sri Lanka
	$1,160,000	5.750		04/18/23	935,250
	565,000	6.350	(a)	06/28/24	447,056
	685,000	6.750		04/18/28	501,120
Republic of Trinidad & Tobago(a)(c)
	741,000	4.500		06/26/30	725,948
Republic of Turkey
	4,014,000	4.875		04/16/43	3,033,079
	785,000	5.250		03/13/30	673,628
TRY	2,020,453	9.500		01/12/22	282,135
	2,301,090	11.000		03/02/22	327,082
Republic of Uruguay(c)
	$2,552,014	4.375		01/23/31	3,130,205
Republic of Venezuela(f)
	85,000	6.000		12/09/20	5,525
	190,000	7.000		03/31/38	12,350
	199,000	7.650		04/21/25	12,935
	110,000	7.750		10/13/19	7,150
	175,000	8.250		10/13/24	11,375

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
	$203,000	9.000%		05/07/23	$ 13,195
	165,000	9.250		09/15/27	10,725
	145,000	9.250		05/07/28	9,063
	152,000	9.375		01/13/34	9,880
	205,000	11.750		10/21/26	13,325
	205,000	11.950		08/05/31	13,325
	140,000	12.750		08/23/22	9,100
Republic of Zambia
	675,000	5.375		09/20/22	375,469
Romanian Government International Bond
	710,000	3.000	(a)	02/14/31	723,312
	480,000	4.000	(a)	02/14/51	505,800
	470,000	5.125		06/15/48	581,184
Russian Federation Bond
RUB	145,278,000	6.500		02/28/24	2,066,620
	116,000,000	6.900		05/23/29	1,686,923
	132,700,000	7.050		01/19/28	1,947,590
	208,450,000	7.100		10/16/24	3,046,931
	20,800,000	7.400		12/07/22	298,187
	51,000,000	7.700		03/23/33	785,958
	92,650,000	8.150		02/03/27	1,438,309
	79,200,000	8.500		09/17/31	1,288,179
Russian Foreign Bond - Eurobond
	$3,000,000	4.375		03/21/29	3,441,000
Saudi Government International Bond
	534,000	2.750	(a)	02/03/32	570,045
	764,000	2.750		02/03/32	815,570
	994,000	3.250	(a)	10/22/30	1,100,855
	200,000	3.250		10/22/30	221,500
State of Israel
	992,000	3.875		07/03/50	1,234,110
	1,428,000	4.500	(g)	04/03/20	2,052,304

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Thailand Government Bond
THB	143,737,000	3.300%	06/17/38	$ 5,625,648
	56,100,000	3.400	06/17/36	2,221,646
Ukraine Government Bond
	$816,000	7.375	09/25/32	799,680
	279,000	7.750	09/01/20	279,000
	271,000	7.750	09/01/21	278,453
	713,000	7.750	09/01/22	740,450
	598,000	8.994	02/01/24	641,355
UAH	16,500,000	14.500	08/19/20	596,433
	19,569,000	16.000	05/24/23	760,747
	12,617,000	17.250	09/30/20	457,068
United Mexican States
MXN	70,370,000	5.750	03/05/26	3,244,000
	71,050,000	7.500	06/03/27	3,567,665
	6,029,600	7.750	05/29/31	309,456
	47,720,000	7.750	11/13/42	2,378,093
	27,770,000	8.000	09/05/24	1,391,308
	40,063,900	8.500	05/31/29	2,145,637
	76,400,000	10.000	12/05/24	4,109,869
Uruguay Monetary Regulation Bills(b)
UYU	16,567,000	0.000	01/22/21	377,681
	13,616,000	0.000	05/07/21	300,991

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $243,057,865)				$245,104,276

Corporate Obligations – 38.6%
Advertising(c) – 0.3%
Summer BC Holdco B S.a.r.l.
	$727,000	5.750%	10/31/26	$ 823,905

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Advertising(c) – (continued)
Terrier Media Buyer, Inc.(a)
$2,298,000	8.875%		12/15/27	$ 2,355,450

				3,179,355

Aerospace & Defense(c) – 0.7%
Bombardier, Inc.(a)
120,000	6.000		10/15/22	109,200
410,000	7.500		12/01/24	332,100
340,000	7.500		03/15/25	272,000
410,000	7.875		04/15/27	325,950
F-Brasile SpA/F-Brasile US LLC(a)
611,000	7.375		08/15/26	490,480
Howmet Aerospace, Inc.
494,000	6.875		05/01/25	559,583
The Boeing Co.
185,000	5.150		05/01/30	202,629
940,000	5.805		05/01/50	1,102,648
320,000	5.930		05/01/60	385,238
TransDigm, Inc.
914,000	5.500		11/15/27	867,158
1,382,000	6.250	(a)	03/15/26	1,458,010
Triumph Group, Inc.
65,000	6.250	(a)	09/15/24	57,850
915,000	7.750		08/15/25	592,463

				6,755,309

Agriculture(a)(c) – 0.2%
Vector Group Ltd.
575,000	6.125		02/01/25	569,250
1,150,000	10.500		11/01/26	1,175,875

				1,745,125

Airlines – 0.4%
Air Canada(a)
140,000	4.000		07/01/25	149,555
Delta Air Lines, Inc.
925,000	7.000	(a)	05/01/25	987,909
750,000	7.375	(c)	01/15/26	743,438

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Airlines – (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.(a)(c)
	$1,975,000	6.500%		06/20/27	$ 2,044,125

					3,925,027

Automotive – 1.0%
Adient US LLC(a)(c)
	760,000	7.000		05/15/26	818,900
	436,000	9.000		04/15/25	485,050
Clarios Global LP(a)(c)
	396,000	6.750		05/15/25	425,700
Dealer Tire LLC/DT Issuer LLC(a)(c)
	1,117,000	8.000		02/01/28	1,097,452
Delphi Technologies PLC(a)
	1,380,000	5.000		10/01/25	1,524,900
Ford Motor Co.(c)
	1,470,000	9.000		04/22/25	1,730,699
Ford Motor Credit Co. LLC
	95,000	3.350		11/01/22	95,483
	50,000	3.810	(c)	01/09/24	50,374
	100,000	4.063	(c)	11/01/24	102,260
	140,000	4.140	(c)	02/15/23	142,456
	980,000	5.125	(c)	06/16/25	1,042,425
	35,000	5.584	(c)	03/18/24	37,195
	50,000	5.596		01/07/22	51,872
IHO Verwaltungs GmbH(a)(c)(h)
(PIK 6.750%, Cash 6.000%)
	685,000	6.000		05/15/27	702,981
(PIK 7.125%, Cash 6.375%)
	535,000	6.375		05/15/29	567,100

					8,874,847

Banks – 2.3%
Banca Monte dei Paschi di Siena SpA(c)(i)(5 Year EUR Swap + 5.005%)
EUR	1,569,000	5.375		01/18/28	1,642,592
Banco Santander SA(c)(i)(-1X 5 year EUR Swap + 4.534%)
	800,000	4.375		01/14/49	822,210
Banistmo SA(a)(c)
	$200,000	4.250		07/31/27	198,050

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Barclays PLC(c)(i)
(5 year UK Government Bond + 6.016%)
GBP	460,000	6.375%		12/15/49	$ 583,323
(5 Year USD Swap + 4.842%)
	$1,755,000	7.750		09/15/49	1,794,487
BBVA Bancomer SA(a)(c)(i)(5 Year CMT + 4.308%)
	900,000	5.875		09/13/34	879,750
Commerzbank AG(c)(i)(5 year USD Swap + 5.228%)
	1,000,000	7.000		04/09/49	993,750
Deutsche Bank AG(c)(i)
(5 Year CMT + 4.524%)
	1,200,000	6.000		10/30/49	1,044,000
(5 Year USD ICE Swap + 2.553%)
	712,000	4.875		12/01/32	683,520
Freedom Mortgage Corp.(a)(c)
	1,855,000	8.125		11/15/24	1,845,725
	1,565,000	8.250		04/15/25	1,559,131
Ibercaja Banco SA(c)(i)(-1X 5 year EUR Swap + 2.882%)
EUR	800,000	2.750		07/23/30	821,437
Intesa Sanpaolo SpA
	$1,300,000	5.710	(a)	01/15/26	1,413,750
(5 Year EUR Swap + 7.192%)
EUR	582,000	7.750	(c)(i)	01/11/49	758,409
(5 Year USD Swap + 5.462%)
	$500,000	7.700	(a)(c)(i)	09/17/49	517,500
Lloyds Banking Group PLC(c)(i)(5 Year USD Swap + 4.496%)
	140,000	7.500		09/27/49	147,875
Novo Banco SA/Luxembourg
EUR	95,000	3.500		01/02/43	92,620
	310,000	3.500		01/23/43	302,535
UniCredit SpA
	$1,000,000	6.572	(a)	01/14/22	1,063,700
(5 Year USD ICE Swap + 3.703%)
	2,550,000	5.861	(a)(c)(i)	06/19/32	2,731,687
(5 Year USD Swap + 5.180%)
	1,270,000	8.000	(c)(i)	06/03/49	1,290,638

					21,186,689

Building Materials(c) – 0.4%
Builders FirstSource, Inc.(a)
	1,380,000	5.000		03/01/30	1,398,975
	547,000	6.750		06/01/27	599,649

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(c) – (continued)
Cemex SAB de CV(a)
	$597,000	7.375%		06/05/27	$ 636,467
Griffon Corp.
	224,000	5.750	(a)	03/01/28	225,960
	585,000	5.750		03/01/28	611,325

					3,472,376

Chemicals(a)(c) – 1.4%
Alpha 3 B.V./Alpha US Bidco, Inc.
	1,645,000	6.250		02/01/25	1,692,294
Avient Corp.
	705,000	5.750		05/15/25	754,350
Cornerstone Chemical Co.
	2,830,000	6.750		08/15/24	2,589,450
Hexion, Inc.
	1,020,000	7.875		07/15/27	1,004,700
Innophos Holdings, Inc.
	965,000	9.375		02/15/28	993,950
Neon Holdings, Inc.
	850,000	10.125		04/01/26	868,063
Nouryon Holding B.V.
	1,650,000	8.000		10/01/26	1,751,062
Rain CII Carbon LLC/CII Carbon Corp.
	3,000,000	7.250		04/01/25	2,970,000

					12,623,869

Commercial Services(c) – 1.4%
AA Bond Co, Ltd.
GBP	680,000	4.875		07/31/24	875,584
Abertis Infraestructuras SA
EUR	1,000,000	1.875		03/26/32	1,137,300
Capitol Investment Merger Sub 2 LLC(a)
	$2,284,000	10.000		08/01/24	2,346,810
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC(a)
	1,460,000	7.125		07/31/26	1,412,550
Global A&T Electronics Ltd.
	3,959,000	8.500		01/12/23	3,824,147
Herc Holdings, Inc.(a)
	777,000	5.500		07/15/27	822,649
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)
	965,000	6.250		01/15/28	1,001,187

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(c) – (continued)
Team Health Holdings, Inc.(a)
	$650,000	6.375%	02/01/25	$ 377,000
Verisure Midholding AB
EUR	700,000	5.750	12/01/23	828,795

				12,626,022

Computers(c) – 0.3%
Banff Merger Sub, Inc.
	1,150,000	8.375	09/01/26	1,377,103
Flexential Intermediate Corp.(a)
	$935,000	11.250	08/01/24	946,688

				2,323,791

Diversified Financial Services – 1.1%
Avation Capital SA(a)(c)
	1,930,000	6.500	05/15/21	1,389,600
Global Aircraft Leasing Co. Ltd.(a)(c)(h)(PIK 7.250%, Cash 6.500%)
	2,242,000	6.500	09/15/24	1,420,868
Nationstar Mortgage Holdings, Inc.(a)(c)
	1,113,000	6.000	01/15/27	1,146,390
	1,400,000	9.125	07/15/26	1,522,500
OneMain Finance Corp.
	2,803,000	7.125	03/15/26	3,286,517
Springleaf Finance Corp.
	190,000	6.875	03/15/25	212,325
Voyager Aviation Holdings LLC/Voyager Finance Co.(a)(c)
	1,351,000	8.500	08/15/21	972,720

				9,950,920

Electrical – 1.1%
Calpine Corp.(a)(c)
	545,000	4.625	02/01/29	549,088
Drax Finco PLC(a)(c)
	1,553,000	6.625	11/01/25	1,626,767
Eskom Holdings SOC Ltd.
	326,000	5.750	01/26/21	317,850
	542,000	6.750	08/06/23	516,933
NRG Energy, Inc.(c)
	1,085,000	7.250	05/15/26	1,165,019
PG&E Corp.(c)
	1,214,000	5.000	07/01/28	1,250,420
Talen Energy Supply LLC(a)(c)
	1,430,000	6.625	01/15/28	1,437,150
	1,321,000	7.250%	05/15/27	1,367,235

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Vistra Operations Co. LLC(a)(c)
	$1,215,000	5.500%		09/01/26	$ 1,278,787

					9,509,249

Engineering & Construction – 0.6%
Bioceanico Sovereign Certificate Ltd.(b)
	847,581	0.000		06/05/34	609,464
New Enterprise Stone & Lime Co., Inc.(a)(c)
	920,000	6.250		03/15/26	948,750
PowerTeam Services LLC(a)(c)
	548,000	9.033		12/04/25	578,677
Tutor Perini Corp.(a)(c)
	1,610,000	6.875		05/01/25	1,618,050
Weekley Homes LLC/Weekley Finance Corp.(c)
	1,465,000	6.625		08/15/25	1,521,769

					5,276,710

Entertainment(c) – 1.1%
AMC Entertainment Holdings, Inc.
	130,000	5.750		06/15/25	33,800
	235,000	6.125		05/15/27	61,100
Banijay Entertainment SASU(a)
	1,137,000	5.375		03/01/25	1,144,106
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
	1,342,000	5.250		10/15/25	1,207,800
Cirsa Finance International S.a.r.l.
EUR	860,000	4.750		05/22/25	886,307
	$1,084,000	7.875	(a)	12/20/23	1,010,830
Colt Merger Sub, Inc.(a)
	300,000	5.750		07/01/25	312,375
	700,000	6.250		07/01/25	733,250
	500,000	8.125		07/01/27	506,250
International Game Technology PLC(a)
	840,000	6.250		01/15/27	894,600
Scientific Games International, Inc.(a)
	639,000	7.000		05/15/28	586,283
	1,184,000	8.250		03/15/26	1,184,000

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(c) – (continued)
Twin River Worldwide Holdings, Inc.(a)
$765,000	6.750%	06/01/27	$ 743,962
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(a)
335,000	7.750	04/15/25	351,750

			9,656,413

Environmental(a)(c) – 0.0%
GFL Environmental, Inc.
300,000	8.500	05/01/27	334,500

Food & Drug Retailing – 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)(c)
1,500,000	4.625	01/15/27	1,586,250
Aramark Services, Inc.(a)(c)
750,000	6.375	05/01/25	789,375
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(a)(c)
565,000	5.500	01/15/30	622,913
Kraft Heinz Foods Co.(a)(c)
523,000	5.500	06/01/50	613,514
New Albertsons LP
645,000	8.700	05/01/30	770,775
Post Holdings, Inc.(a)(c)
970,000	5.000	08/15/26	1,014,862

			5,397,689

Forest Products&Paper(c) – 0.4%
Resolute Forest Products, Inc.
1,891,000	5.875	05/15/23	1,796,450
Schweitzer-Mauduit International, Inc.(a)
1,900,000	6.875	10/01/26	2,028,250

			3,824,700

Gaming(a)(c) – 0.1%
Boyd Gaming Corp.
350,000	8.625	06/01/25	385,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
60,000	4.250	05/30/23	55,800
325,000	5.250	05/15/27	289,656
140,000	5.500	03/01/25	131,600

			862,931

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Health Care - Services(c) – 0.2%
Centene Corp.
$1,445,000	4.625%		12/15/29	$ 1,613,863

Healthcare Providers & Services – 0.9%
Air Medical Group Holdings, Inc.(a)(c)
2,075,000	6.375		05/15/23	1,971,250
Centene Corp.(a)(c)
240,000	5.250		04/01/25	249,900
Charles River Laboratories International, Inc.(a)(c)
755,000	5.500		04/01/26	797,469
CHS/Community Health Systems, Inc.(a)(c)
796,000	8.000		03/15/26	810,925
Encompass Health Corp.(c)
480,000	4.750		02/01/30	506,400
HCA, Inc.
900,000	5.250		04/15/25	1,048,338
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(a)(c)
756,000	9.750		12/01/26	839,160
Tenet Healthcare Corp.
915,000	5.125	(c)	05/01/25	937,875
655,000	7.000	(c)	08/01/25	676,287
35,000	8.125		04/01/22	37,713

				7,875,317

Home Builders(a)(c) – 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.
1,600,000	6.625		01/15/28	1,612,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.
1,032,000	4.875		02/15/30	923,640
Mattamy Group Corp.
605,000	4.625		03/01/30	616,344

				3,151,984

Housewares(a)(c) – 0.1%
American Greetings Corp.
1,410,000	8.750		04/15/25	1,311,300

Insurance(a) – 0.4%
Fidelity & Guaranty Life Holdings, Inc.(c)
940,000	5.500		05/01/25	1,035,175
MGIC Investment Corp.
1,275,000	9.000		04/01/63	1,555,368

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance(a) – (continued)
NMI Holdings, Inc.(c)
	$1,025,000	7.375%	06/01/25	$ 1,112,125

				3,702,668

Internet – 0.5%
Getty Images, Inc.(a)(c)
	845,000	9.750	03/01/27	791,131
Netflix, Inc.
EUR	1,531,000	3.875	11/15/29	1,999,856
	$680,000	5.875	02/15/25	781,150
TripAdvisor, Inc.(a)(c)
	900,000	7.000	07/15/25	943,875

				4,516,012

Investment Companies(c) – 0.3%
FS Energy & Power Fund(a)
	720,000	7.500	08/15/23	633,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	910,000	4.750	09/15/24	928,200
	1,015,000	5.250	05/15/27	1,030,225

				2,592,025

Iron/Steel(c) – 0.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(a)
	2,825,000	8.750	07/15/26	2,938,000
Carpenter Technology Corp.
	956,000	6.375	07/15/28	1,001,018
Cleveland-Cliffs, Inc.(a)
	986,000	6.750	03/15/26	986,000
Mineral Resources Ltd.(a)
	2,920,000	8.125	05/01/27	3,219,300

				8,144,318

Leisure Time(a) – 0.0%
Royal Caribbean Cruises Ltd.
	130,000	4.250	06/15/23	125,130

Lodging(c) – 0.6%
Diamond Resorts International, Inc.(a)
	1,235,000	10.750	09/01/24	1,096,062

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(c) – (continued)
Inn of the Mountain Gods Resort & Casino(h)(PIK 9.250% or Cash 9.250%)
$1,028,302	9.250%		11/30/20	$ 894,623
Station Casinos LLC(a)
930,000	5.000		10/01/25	883,500
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.(a)
2,304,000	5.875		05/15/25	2,194,560
Wyndham Destinations, Inc.(a)
599,000	6.625		07/31/26	621,463

				5,690,208

Media – 4.7%
Altice Financing SA(a)(c)
2,205,000	7.500		05/15/26	2,364,862
Banijay Group SAS(c)
1,204,000	6.500		03/01/26	1,308,806
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(c)
502,000	5.375		06/01/29	549,063
Cengage Learning, Inc.(a)(c)
1,040,000	9.500		06/15/24	683,800
CSC Holdings LLC(a)(c)
737,000	5.750		01/15/30	814,385
150,000	6.500		02/01/29	171,750
1,195,000	7.500		04/01/28	1,362,300
Cumulus Media New Holdings, Inc.(a)(c)
735,000	6.750		07/01/26	667,013
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(c)
1,380,000	5.375		08/15/26	1,055,700
860,000	6.625		08/15/27	470,850
DISH DBS Corp.
615,000	5.000		03/15/23	639,600
180,000	5.875		11/15/24	188,100
1,328,667	7.375	(a)(c)	07/01/28	1,405,065
275,000	7.750		07/01/26	308,688
Entercom Media Corp.(a)(c)
305,000	7.250		11/01/24	253,150
Gray Television, Inc.(a)(c)
1,186,000	7.000		05/15/27	1,295,705

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Houghton Mifflin Harcourt Publishers, Inc.(a)(c)
	$1,490,000	9.000%		02/15/25	$ 1,437,850
iHeartCommunications, Inc.(c)
	232,309	8.375		05/01/27	231,147
LCPR Senior Secured Financing DAC(a)(c)
	2,039,000	6.750		10/15/27	2,191,925
Liberty Interactive LLC
	311,854	3.750	(c)	02/15/30	221,027
	3,981,765	4.000	(c)	11/15/29	2,822,076
	375,000	8.250		02/01/30	395,156
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance(a)(c)
	1,105,000	7.875		05/15/24	667,144
Nexstar Broadcasting, Inc.(a)(c)
	1,470,000	5.625		07/15/27	1,565,550
Salem Media Group, Inc.(a)(c)
	1,810,000	6.750		06/01/24	1,538,500
Sinclair Television Group, Inc.(a)(c)
	1,000,000	5.500		03/01/30	1,000,000
	600,000	5.625		08/01/24	607,500
	986,000	5.875		03/15/26	990,930
Sirius XM Radio, Inc.(a)(c)
	625,000	5.500		07/01/29	696,094
TEGNA, Inc.(a)(c)
	1,549,000	4.625		03/15/28	1,529,638
	1,608,000	5.000		09/15/29	1,618,050
Telenet Finance Luxembourg Notes Sarl(a)(c)
	1,400,000	5.500		03/01/28	1,484,000
The McClatchy Co.(c)(f)
	1,766,000	9.000		07/15/26	1,761,585
Univision Communications, Inc.(a)(c)
	1,613,000	6.625		06/01/27	1,613,000
UPC Holding B.V.(c)
EUR	770,000	3.875		06/15/29	862,641
Urban One, Inc.(a)(c)
	$2,665,000	7.375		04/15/22	2,365,187
Virgin Media Finance PLC(a)(c)
	700,000	5.000		07/15/30	728,000
VTR Finance NV(a)(c)
	500,000	6.375		07/15/28	529,406

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Ziggo B.V.(a)(c)
	$1,942,000	5.500%		01/15/27	$ 2,041,527

					42,436,770

Mining(c) – 1.7%
Eldorado Gold Corp.(a)
	1,745,000	9.500		06/01/24	1,908,594
First Quantum Minerals Ltd.(a)
	1,560,000	6.500		03/01/24	1,503,856
	735,000	7.250		04/01/23	734,302
	3,242,000	7.500		04/01/25	3,266,315
Freeport-McMoRan, Inc.
	247,000	3.875		03/15/23	261,202
	440,000	5.250		09/01/29	483,450
	2,100,000	5.450		03/15/43	2,331,000
Hecla Mining Co.
	1,550,000	7.250		02/15/28	1,646,875
Indonesia Asahan Aluminium Persero PT(a)
	800,000	4.750		05/15/25	881,000
KME SE
EUR	564,000	6.750		02/01/23	443,795
Mountain Province Diamonds, Inc.(a)
	$1,295,000	8.000		12/15/22	764,050
New Gold, Inc.(a)
	945,000	6.375		05/15/25	978,075
Northwest Acquisitions ULC/Dominion Finco, Inc.(a)(f)
	1,260,000	7.125		11/01/22	17,325

					15,219,839

Miscellaneous Manufacturing(a)(c) – 0.3%
LSB Industries, Inc.
	2,580,000	9.625		05/01/23	2,486,475

Oil Field Services – 4.2%
Cenovus Energy, Inc.(c)
	930,000	5.375		07/15/25	931,190
Chesapeake Energy Corp.(c)(f)
	195,000	7.000		10/01/24	8,288
	935,000	7.500		10/01/26	39,738
	195,000	11.500	(a)	01/01/25	17,550

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
CITGO Petroleum Corp.(a)(c)
$1,941,000	7.000%		06/15/25	$ 1,989,525
CNX Resources Corp.(a)
340,000	2.250		05/01/26	342,550
415,000	7.250	(c)	03/14/27	404,625
CVR Energy, Inc.(a)(c)
690,000	5.750		02/15/28	617,550
Endeavor Energy Resources LP/EER Finance, Inc.(a)(c)
2,182,000	5.500		01/30/26	2,203,820
EQT Corp.(c)
660,000	7.875		02/01/25	726,000
800,000	8.750		02/01/30	916,000
Extraction Oil & Gas, Inc.(a)(c)(f)
1,940,000	5.625		02/01/26	417,100
KazMunayGas National Co. JSC
1,228,000	3.875		04/19/22	1,264,840
MEG Energy Corp.(a)(c)
1,627,000	7.125		02/01/27	1,443,962
Noble Holding International Ltd.(c)(f)
895,000	7.750		01/15/24	11,188
670,000	8.950		04/01/45	10,050
Occidental Petroleum Corp.
930,000	2.700		08/15/22	898,612
410,000	2.700	(c)	02/15/23	394,113
650,000	4.500	(c)	07/15/44	533,000
505,000	4.625	(c)	06/15/45	416,625
925,000	5.550	(c)	03/15/26	928,469
1,470,000	8.500	(c)	07/15/27	1,629,862
Parkland Corp.(a)(c)
890,000	5.875		07/15/27	943,400
Petrobras Global Finance B.V.
2,032,000	5.600	(c)	01/03/31	2,136,140
342,000	6.750	(c)	06/03/50	370,386
1,532,000	6.900		03/19/49	1,704,455
Petroleos de Venezuela SA(f)
700,000	6.000		11/15/26	16,800

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Petroleos Mexicanos
$724,000	4.500%		01/23/26	$ 663,184
1,262,000	5.950	(c)	01/28/31	1,085,320
1,400,000	6.500		03/13/27	1,333,500
775,000	6.950	(a)(c)	01/28/60	634,531
2,074,000	6.950	(c)	01/28/60	1,698,087
1,233,000	7.690	(c)	01/23/50	1,078,012
Petronas Capital Ltd.(a)(c)
1,243,000	3.500		04/21/30	1,411,924
Shelf Drilling Holdings Ltd.(a)(c)
430,000	8.250		02/15/25	163,400
Sinopec Group Overseas Development 2018 Ltd.(a)(c)
1,792,000	2.500		08/08/24	1,877,120
Southwestern Energy Co.(c)
920,000	7.500		04/01/26	863,650
Tengizchevroil Finance Co. International Ltd.(a)(c)
920,000	2.625		08/15/25	932,742
The Oil and Gas Holding Co. BSCC
214,000	8.375		11/07/28	240,750
Transocean Pontus Ltd.(a)(c)
1,694,215	6.125		08/01/25	1,584,091
Transocean, Inc.
480,000	7.500		04/15/31	127,200
USA Compression Partners LP/USA Compression Finance Corp.(c)
1,755,000	6.875		04/01/26	1,798,875
Valaris PLC(c)
350,000	5.850		01/15/44	29,750
591,000	7.375		06/15/25	50,235
Viper Energy Partners LP(a)(c)
666,000	5.375		11/01/27	692,640

				37,580,849

Packaging(c) – 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)
565,000	4.125		08/15/26	586,188
1,663,000	5.250		08/15/27	1,725,362
Cascades Inc/Cascades USA, Inc.(a)
942,000	5.125		01/15/26	973,792
Intertape Polymer Group, Inc.(a)
735,000	7.000		10/15/26	767,156

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging(c) – (continued)
Trivium Packaging Finance BV
EUR	508,000	3.750%		08/15/26	$ 596,999

					4,649,497

Pharmaceuticals – 1.0%
Bausch Health Americas, Inc.(a)(c)
	$973,000	8.500		01/31/27	1,084,895
Bausch Health Cos., Inc.(a)(c)
	487,000	5.000		01/30/28	489,435
	1,320,000	6.250		02/15/29	1,402,500
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)(c)
	711,000	6.000		06/30/28	542,138
	738,000	9.500		07/31/27	796,117
Nidda Healthcare Holding GmbH(a)(c)
EUR	665,000	3.500		09/30/24	771,900
Par Pharmaceutical, Inc.(a)(c)
	$1,474,000	7.500		04/01/27	1,566,125
Teva Pharmaceutical Finance Co. B.V.
	1,000,000	2.950		12/18/22	990,000
Teva Pharmaceutical Finance Netherlands III B.V.
	1,308,000	3.150		10/01/26	1,198,455

					8,841,565

Pipelines – 1.8%
Cheniere Corpus Christi Holdings LLC(c)
	645,000	5.125		06/30/27	728,715
	90,000	7.000		06/30/24	103,865
Cheniere Energy Partners LP(c)
	505,000	4.500		10/01/29	532,775
	490,000	5.625		10/01/26	517,562
CNX Midstream Partners LP/CNX Midstream Finance Corp.(a)(c)
	1,445,000	6.500		03/15/26	1,412,487
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(c)
	1,010,000	5.750		04/01/25	959,500
	50,000	6.250		04/01/23	48,250
DCP Midstream Operating LP
	970,000	5.625	(c)	07/15/27	1,006,375
	425,000	8.125		08/16/30	490,875
Energy Transfer Operating LP(c)
	295,000	5.250		04/15/29	322,538

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
EnLink Midstream LLC(c)
	$1,440,000	5.375%		06/01/29	$ 1,155,600
EnLink Midstream Partners LP(c)
	165,000	4.850		07/15/26	127,875
EQM Midstream Partners LP(a)(c)
	724,000	6.500		07/01/27	798,210
Global Partners LP/GLP Finance Corp.(c)
	942,000	7.000		08/01/27	909,030
Holly Energy Partners LP/Holly Energy Finance Corp.(a)(c)
	850,000	5.000		02/01/28	839,375
KazTransGas JSC
	997,000	4.375		09/26/27	1,084,861
Rockies Express Pipeline LLC(a)(c)
	1,100,000	4.950		07/15/29	1,067,000
Sabine Pass Liquefaction LLC(c)
	105,000	5.000		03/15/27	120,146
	415,000	5.750		05/15/24	472,747
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(c)
	967,000	6.000		03/01/27	879,970
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(c)
	1,250,000	5.375		02/01/27	1,290,625
	554,000	6.875		01/15/29	620,480
Western Midstream Operating LP(c)
	509,000	5.500		08/15/48	453,010

					15,941,871

Private Equity(a) – 0.1%
Colony Capital Operating Co. LLC
	455,000	5.750		07/15/25	523,250

Real Estate – 1.5%
China Evergrande Group
	1,890,000	8.250	(c)	03/23/22	1,800,225
	2,000,000	9.500		04/11/22	1,930,625
Easy Tactic Ltd.(c)
	991,000	8.125		02/27/23	915,436
Haya Finance 2017 SA(c)
EUR	569,000	5.250		11/15/22	524,950
Kaisa Group Holdings Ltd.(c)
	$650,000	9.375		06/30/24	597,187
	720,000	11.950		10/22/22	765,900
	1,000,000	11.950	%(a)	10/22/22	1,063,750

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate – (continued)
Realogy Group LLC/Realogy Co.-Issuer Corp.(a)(c)
	$521,000	7.625%	06/15/25	$ 547,050
Saracen Development LLC(a)(c)(h) (PIK 3.000% or Cash 11.000%)
	1,197,011	11.000	10/15/25	1,316,712
Sunac China Holdings Ltd.(c)
	457,000	7.875	02/15/22	469,568
	1,620,000	8.350	04/19/23	1,685,812
WeWork Cos., Inc.(a)
	1,440,000	7.875	05/01/25	972,000
Yuzhou Group Holdings Co. Ltd.(c)
	880,000	7.700	02/20/25	888,525

				13,477,740

Real Estate Investment Trust(c) – 0.7%
CyrusOne LP/CyrusOne Finance Corp.
EUR	721,000	1.450	01/22/27	833,488
ESH Hospitality, Inc.(a)
	$918,000	5.250	05/01/25	936,360
Iron Mountain, Inc.(a)
	920,000	4.875	09/15/29	957,950
	831,000	5.625	07/15/32	893,325
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)
	1,635,000	5.250	03/15/22	1,594,125
	130,000	5.250	10/01/25	121,550
	310,000	5.875	08/01/21	306,125
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(a)
	125,000	6.000	04/15/23	125,625
	180,000	7.125	12/15/24	172,350

				5,940,898

Retailing – 1.4%
1011778 BC ULC/New Red Finance, Inc.(a)(c)
	550,000	4.250	05/15/24	561,000
	1,263,000	5.000	10/15/25	1,294,575
Asbury Automotive Group, Inc.(a)(c)
	265,000	4.750	03/01/30	272,288
Beacon Roofing Supply, Inc.(a)(c)
	946,000	4.875	11/01/25	927,080

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Carvana Co.(a)(c)
$1,120,000	8.875%		10/01/23	$ 1,170,400
Golden Nugget, Inc.(a)(c)
730,000	6.750		10/15/24	503,700
Guitar Center Escrow Issuer, Inc.(a)(c)
730,000	9.500		10/15/21	513,737
Guitar Center, Inc.(a)(c)
65,000	10.000		05/15/22	67,707
(PIK 8.000% or Cash 5.000%)
1,999,438	13.000	(h)	04/15/22	819,770
IRB Holding Corp.(a)(c)
815,000	7.000		06/15/25	872,050
JC Penney Corp., Inc.(f)
734,000	5.875	(a)(c)	07/01/23	286,260
1,800,000	6.375		10/15/36	4,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)(c)
820,000	4.750		06/01/27	871,250
215,000	5.250		06/01/26	224,675
L Brands, Inc.(a)
307,000	6.875	(c)	07/01/25	330,792
307,000	9.375		07/01/25	342,305
Neiman Marcus Group Ltd. LLC(a)(c)(f)
605,000	8.000		10/15/21	362,244
Rite Aid Corp.
125,000	6.875	(a)	12/15/28	93,750
230,000	7.700		02/15/27	195,500
836,000	8.000	(a)(c)	11/15/26	856,900
The Gap, Inc.(a)(c)
490,000	8.625		05/15/25	540,225
367,000	8.875		05/15/27	411,957
Yum! Brands, Inc.
615,000	6.875		11/15/37	704,175

				12,226,840

Semiconductors(a)(c) – 0.1%
Microchip Technology, Inc.
655,000	4.250		09/01/25	686,113

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a)(c) – 0.1%
Rackspace Hosting, Inc.
	$780,000	8.625%		11/15/24	$ 817,050

Sovereign – 0.4%
1MDB Global Investments Ltd.
	400,000	4.400		03/09/23	396,000
CBB International Sukuk Programme Co. SPC
	708,000	6.250		11/14/24	764,419
	800,000	6.250	(a)	11/14/24	863,750
Malaysia Sukuk Global Bhd
	1,234,000	3.179		04/27/26	1,351,230
The Third Pakistan International Sukuk Co. Ltd.
	255,000	5.500		10/13/21	254,283

					3,629,682

Telecommunication Services – 2.3%
Altice France Holding SA(c)
	707,000	6.000	(a)	02/15/28	705,232
EUR	1,330,000	8.000		05/15/27	1,683,031
	$1,520,000	10.500	(a)	05/15/27	1,738,500
Altice France SA(a)(c)
	1,875,000	7.375		05/01/26	1,994,531
CommScope, Inc.(a)(c)
	265,000	6.000		03/01/26	281,894
	1,000,000	7.125		07/01/28	1,050,000
	2,175,000	8.250		03/01/27	2,343,562
Digicel Ltd.(a)(c)
	210,000	6.750		03/01/23	144,900
Frontier Communications Corp.(f)
	915,000	6.875	(c)	01/15/25	281,362
	665,000	7.125		01/15/23	204,488
	575,000	10.500	(c)	09/15/22	196,938
Intelsat Jackson Holdings SA(c)(f)
	350,000	5.500		08/01/23	219,187
	135,000	9.750	(a)	07/15/25	89,775
Intelsat Luxembourg SA(c)(f)
	255,000	8.125		06/01/23	13,388

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Sprint Corp.
	$1,295,000	7.875%	09/15/23	$ 1,502,200
T-Mobile USA, Inc.(c)
	1,340,000	4.750	02/01/28	1,452,225
Telecom Italia Capital SA
	1,671,000	6.000	09/30/34	2,007,289
Telecom Italia Finance SA
EUR	475,000	7.750	01/24/33	802,630
Telecom Italia SpA(a)
	$1,745,000	5.303	05/30/24	1,908,594
Telesat Canada/Telesat LLC(a)(c)
	486,000	4.875	06/01/27	494,505
	1,376,000	6.500	10/15/27	1,406,960
Trilogy International Partners LLC/Trilogy International Finance, Inc.(a)(c)
	90,000	8.875	05/01/22	81,900
VTR Comunicaciones SpA(a)(c)
	500,000	5.125	01/15/28	532,500

				21,135,591

Textile & Apparel(a)(c) – 0.1%
G-III Apparel Group Ltd.
	1,350,000	7.875	08/15/25	1,361,812

Trucking & Leasing(a)(c) – 0.1%
Fortress Transportation & Infrastructure Investors LLC
	370,000	6.500	10/01/25	347,800
	735,000	6.750	03/15/22	746,025

				1,093,825

TOTAL CORPORATE OBLIGATIONS (Cost $348,064,857)				$348,298,014

Bank Loans(j) – 20.1%
Advertising – 0.4%
BidFair MergerRight, Inc.(1M LIBOR + 5.500%)(l)
	$324,124	6.500%	01/15/27	$ 308,187
Clear Channel Outdoor Holdings, Inc.(3M LIBOR + 3.500%)
	2,978,744	3.761	08/21/26	2,643,635
ExGen Renewables IV LLC(3M LIBOR + 3.000%)
	430,788	4.000	11/28/24	425,188

				3,377,010

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans (j) – (continued)
Aerospace & Defense – 0.2%
Blackstone CQP Holding Co. LP(3M LIBOR + 3.500%)
$495,000	3.806%	09/30/24	$ 480,665
Sequa Mezzanine Holdings LLC
(3M LIBOR + 5.000%)
642,202	6.000	11/28/21	602,597
(3M LIBOR + 8.000%)(l)
180,974	11.250	04/28/22	135,052
TransDigm, Inc.(1M LIBOR + 2.250%)
497,500	2.411	12/09/25	465,073

			1,683,387

Airlines – 0.3%
Allegiant Travel Co.(3M LIBOR + 3.000%)
498,737	3.434	02/05/24	443,876
American Airlines, Inc.
(1M LIBOR + 2.000%)
1,100,323	2.184	04/28/23	825,242
(1M LIBOR + 2.000%)
393,855	2.175	12/14/23	293,422
Kestrel Bidco Inc.(k)
89,760	0.000	12/11/26	65,687
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.(k)
250,000	0.000	06/25/27	249,250
United Airlines, Inc.(1M LIBOR + 1.750%)
489,873	1.911	04/01/24	438,613

			2,316,090

Automotive(k) – 0.1%
Adient US LLC
797,985	0.000	05/06/24	784,355

Automotive - Parts – 0.7%
Gates Global LLC(1M LIBOR + 2.750%)
262,703	3.750	04/01/24	256,245
Jaguar Holding Company II(1M LIBOR + 2.500%)
3,542,422	3.500	08/18/22	3,525,914
Navistar International Corp.(1M LIBOR + 3.500%)
487,500	3.690	11/06/24	470,842
Panther BF Aggregator 2 LP(1M LIBOR + 3.500%)
1,588,000	3.667	04/30/26	1,547,967
SkillSoft Corp.(12M LIBOR + 0.000%)
986,442	0.000	04/28/21	627,871

			6,428,839

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans (j) – (continued)
Building Materials – 0.1%
Ingersoll-Rand Services Co.(1M LIBOR + 1.750%)
$598,500	1.911%	03/01/27	$ 574,410
Quikrete Holdings, Inc.(1M LIBOR + 2.500%)
746,250	2.661	02/01/27	719,572

			1,293,982

Chemicals – 0.0%
H.B. Fuller Co.(1M LIBOR + 2.000%)
403,352	2.187	10/20/24	392,397

Commercial Services – 0.1%
Garda World Security Corp.(1M LIBOR + 4.750%)
171,766	4.930	10/30/26	169,834
Monitronics International, Inc.(3M LIBOR + 5.500%)
165,339	6.500	09/30/22	126,485
The Hertz Corp.(k)
340,000	0.000	06/30/21	321,300
Wand NewCo 3, Inc.(3M LIBOR + 3.000%)
497,500	4.072	02/05/26	475,525

			1,093,144

Computers – 0.1%
NCR Corp.(1M LIBOR + 2.500%)
634,889	2.670	08/28/26	613,462

Consumer Cyclical Services – 0.1%
Equinox Holdings, Inc.(6M LIBOR + 3.000%)
1,234,137	4.072	03/08/24	919,432

Consumer Discretionary(k) – 0.1%
CWGS Group LLC
537,500	0.000	11/08/23	506,427

Consumer Noncyclical – 0.5%
Coty, Inc.(1M LIBOR + 1.750%)
572,205	1.916	04/05/23	514,984
Jacobs Douwe Egberts International B.V.(1M LIBOR + 2.000%)
1,055,853	2.188	11/01/25	1,032,540
Lifescan Global Corp.(6M LIBOR + 6.000%)
3,079,790	7.175	10/01/24	2,802,609
NeuStar, Inc.(3M LIBOR + 8.000%)
224,563	9.000	08/08/25	170,868

			4,521,001

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans (j) – (continued)
Consumer Products - Household & Leisure – 0.1%
Coty, Inc.(1M LIBOR + 2.250%)
$131,333	2.416%	04/07/25	$ 112,782
Revlon Consumer Products Corp.(3M LIBOR + 3.500%)
2,715,071	3.863	09/07/23	672,740

			785,522

Consumer Products - Non Durable – 0.3%
Alphabet Holding Co., Inc.(1M LIBOR + 3.500%)
742,405	3.661	09/26/24	711,201
KIK Custom Products, Inc.(1M LIBOR + 4.000%)
1,752,000	5.000	05/15/23	1,726,088

			2,437,289

Distribution & Wholesale(k) – 0.1%
American Tire Distributors Holdings, Inc.
853,042	0.000	09/02/24	668,572

Electrical – 0.6%
Pacific Gas & Electric Co.
(3M LIBOR + 0.000%)
3,347,154	5.530	04/27/22	3,631,069
(3M LIBOR + 4.500%)
500,000	5.500	06/23/25	493,905
Vistra Operations Co. LLC(1M LIBOR + 1.750%)
994,522	1.931	12/31/25	977,535

			5,102,509

Energy – 0.1%
Epic Y-Grade Services, LP(k)(l)
1,125,155	0.000	06/13/24	933,878
Peabody Energy Corp.(1M LIBOR + 2.750%)
198,982	2.911	03/31/25	102,476

			1,036,354

Energy - Exploration & Production – 0.1%
Fieldwood Energy LLC
(12M LIBOR + 0.000%)
2,613,133	0.000	04/11/22	596,657
(12M LIBOR + 0.000%)(l)
425,300	0.000	04/11/23	2,126

			598,783

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans (j) – (continued)
Entertainment – 0.7%
AMC Entertainment Holdings, Inc.(3M LIBOR + 3.000%)
$595,853	4.080%	04/22/26	$ 386,458
Crown Finance US, Inc.(3M LIBOR + 2.250%)
880,625	3.322%	02/28/25	554,151
Delta 2 (LUX) S.a.r.l.(1M LIBOR + 2.500%)
1,785,000	3.500	02/01/24	1,720,294
East Valley Tourist Development Authority(k)(l)
724,740	0.000	09/30/20	630,524
Life Time Fitness, Inc.(3M LIBOR + 2.750%)
1,226,692	3.750	06/10/22	1,103,618
The Stars Group Holdings B.V.(3M LIBOR + 3.500%)
1,944,592	3.808	07/10/25	1,943,250

			6,338,295

Environmental – 0.5%
Advanced Disposal Services, Inc.(1 Week LIBOR + 2.250%)
2,473,538	3.000	11/10/23	2,456,544
GFL Environmental, Inc.(3M LIBOR + 3.000%)
2,093,974	4.000	05/30/25	2,081,473

			4,538,017

Finance – 0.0%
Clarke Holdings Corp.(3M LIBOR + 4.750%)
138,743	5.750	11/03/23	96,397

Financial Services – 0.2%
Delos Finance S.a.r.l.(3M LIBOR + 1.750%)
130,000	2.058	10/06/23	125,352
Ditech Holding Corp.(l)(12M LIBOR + 0.000%)
283,670	0.000	06/30/22	63,117
RPI Finance Trust(1M LIBOR + 1.750%)
1,492,500	1.911	02/11/27	1,474,963

			1,663,432

Food & Beverage – 0.3%
8th Avenue Food & Provisions, Inc.(1M LIBOR + 3.500%)
492,500	3.675	10/01/25	484,251
BellRing Brands LLC(k)
350,000	0.000	10/21/24	350,875
US Foods, Inc.(1M LIBOR + 1.750%)
2,014,754	1.911	06/27/23	1,906,461

			2,741,587

Food & Drug Retailing – 0.1%
B&G Foods, Inc.(1M LIBOR + 2.500%)
496,250	2.661	10/10/26	488,806

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans (j) – (continued)
Gaming – 0.7%
Affinity Gaming LLC(k)
$518,194	0.000%	07/01/23	$ 435,501
Caesars Resort Collection LLC(1M LIBOR + 2.750%)
2,883,183	2.911	12/23/24	2,648,203
CityCenter Holdings LLC(1M LIBOR + 2.250%)
1,173,949	3.000	04/18/24	1,084,623
Mashantucket (Western) Pequot Tribe(k)
1,488,053	0.000	12/31/20	1,458,292
Scientific Games International, Inc.(1M LIBOR + 2.750%)
829,948	3.612	08/14/24	754,066

			6,380,685

Health Care - Medical Products – 0.4%
Carestream Dental Equiment, Inc(3M LIBOR + 3.250%)
340,375	4.322	09/01/24	311,337
Carestream Health, Inc.(3M LIBOR + 6.750%)
2,042,550	7.822	02/28/21	1,931,905
MedPlast Holdings, Inc.(1M LIBOR + 3.750%)
736,949	3.911	07/02/25	635,618
Vyaire Medical, Inc.(3M LIBOR + 4.750%)
588,844	5.750	04/16/25	485,208

			3,364,068

Health Care - Pharmaceuticals – 0.9%
Bausch Health Cos., Inc.(1M LIBOR + 2.750%)
630,588	2.926	11/27/25	616,665
Concordia International Corp.(1M LIBOR + 4.250%)(k)
1,242,920	6.326	10/21/21	1,155,294
Grifols Worldwide Operations USA, Inc.(1 Week LIBOR + 2.000%)
1,990,000	2.111	11/15/27	1,945,225
Mallinckrodt International Finance S.A.
(3M LIBOR + 2.750%)
752,387	3.500	09/24/24	627,024
(3M LIBOR + 3.000%)
211,533	3.750	02/24/25	177,070
Valeant Pharmaceuticals International, Inc.(1M LIBOR + 3.000%)
3,784,904	3.176	06/02/25	3,719,274

			8,240,552

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans (j) – (continued)
Health Care - Services – 1.8%
AHP Health Partners, Inc.(1M LIBOR + 4.500%)
$827,081	5.500%	06/30/25	$ 819,844
Air Methods Corp.(3M LIBOR + 3.500%)
274,106	4.500%	04/22/24	217,978
Athenahealth, Inc.(3M LIBOR + 4.500%)
248,741	4.818	02/11/26	245,010
ATI Holdings Acquisition, Inc.(k)(l)
260,000	0.000	05/10/23	239,525
Change Healthcare Holdings LLC(3M LIBOR + 2.500%)
1,752,022	3.500	03/01/24	1,711,620
DaVita, Inc.(1M LIBOR + 1.750%)
597,000	1.911	08/12/26	584,463
Gentiva Health Services, Inc.(1M LIBOR + 3.250%)
1,995,000	3.438	07/02/25	1,960,088
Global Medical Response, Inc.(3M LIBOR + 3.250%)
1,540,097	4.250	04/28/22	1,519,567
IQVIA, Inc.(3M LIBOR + 1.750%)
488,750	2.058	06/11/25	478,364
MED ParentCo. LP
(3M LIBOR + 4.250%)
34,992	4.613	08/31/26	32,674
(3M LIBOR + 4.250%)
199,436	4.613	08/31/26	180,204
Parexel International Corp.(1M LIBOR + 2.750%)
2,482,553	2.911	09/27/24	2,381,910
Phoenix Guarantor, Inc.(1M LIBOR + 3.250%)
348,250	3.425	03/05/26	340,414
Quorum Health Corp.(3M LIBOR + 8.250%)
62,204	9.250	04/29/25	57,227
RegionalCare Hospital Partners Holdings, Inc.(1M LIBOR + 3.750%)
2,495,465	3.911	11/17/25	2,435,299
Select Medical Corp.(1M LIBOR + 2.500%)
729,077	2.680	03/06/25	705,688
Surgery Center Holdings, Inc.(1M LIBOR + 3.250%)
472,907	4.250	09/03/24	445,569
Team Health Holdings, Inc.(1M LIBOR + 2.750%)
1,635,133	3.750	02/06/24	1,291,755
Verscend Holding Corp.(1M LIBOR + 4.500%)
1,016,232	4.661	08/27/25	1,010,520

			16,657,719

Health Care Providers & Services – 0.2%
Envision Healthcare Corp.(1M LIBOR + 3.750%)
3,219,489	3.911	10/10/25	2,110,923

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans (j) – (continued)
Hotels, Restaurants & Leisure(k) – 0.0%
Carnival Corp.
$150,000	0.000%	06/30/25	$ 146,719

Household Products(k) – 0.0%
Kronos Acquisition Holdings, Inc.(1M LIBOR + 4.000%)
250,000	5.000	05/15/23	247,500

Insurance – 0.2%
Acrisure LLC(1M LIBOR + 3.500%)
498,750	3.661	02/15/27	479,049
Alliant Holdings Intermediate LLC(1M LIBOR + 2.750%)
494,949	2.911	05/09/25	476,760
HUB International Ltd.(3M LIBOR + 3.000%)
497,462	3.264	04/25/25	482,468
USI, Inc.(3M LIBOR + 3.000%)
497,442	3.308	05/16/24	480,137

			1,918,414

Leisure Time – 0.1%
ClubCorp Holdings, Inc.(3M LIBOR + 2.750%)
839,021	3.058	09/18/24	717,363

Lodging – 0.2%
Boyd Gaming Corp.(1 Week LIBOR + 2.250%)
1,455,832	2.361	09/15/23	1,405,082
Station Casinos LLC(1M LIBOR + 2.250%)
745,108	2.500	02/08/27	686,118

			2,091,200

Machinery – 0.1%
Apex Tool Group LLC(1M LIBOR + 5.250%)
493,671	6.500	08/01/24	452,119

Machinery-Diversified – 0.0%
North American Lifting Holdings, Inc.(3M LIBOR + 6.500%)
158,636	7.950	11/27/20	110,780

Media – 0.8%
CSC Holdings LLC(1M LIBOR + 2.250%)
886,375	2.425	07/17/25	854,802
Gray Television, Inc.(1M LIBOR + 2.500%)
1,742,742	2.671	01/02/26	1,696,019
iHeartCommunications, Inc.(1M LIBOR + 3.000%)
3,893,746	3.161	05/01/26	3,636,330

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans (j) – (continued)
Media – (continued)
Sinclair Television Group, Inc.
(1M LIBOR + 2.250%)
$1,278,759	2.420%	01/03/24	$ 1,241,202
(1M LIBOR + 2.500%)
35,409	2.680	09/30/26	34,281
Ziggo Financing Partnership B.V.(1M LIBOR + 2.500%)
240,000	2.675	04/30/28	230,186

			7,692,820

Media - Broadcasting & Radio – 0.4%
Meredith Corp.(3M LIBOR + 4.250%)
500,000	5.250	01/31/25	487,085
Metro-Goldwyn-Mayer, Inc.(1M LIBOR + 2.500%)
1,233,072	2.670	07/03/25	1,179,125
Nexstar Broadcasting, Inc.(1M LIBOR + 2.250%)
1,250,176	2.416	01/17/24	1,211,558
Univision Communications, Inc.(1M LIBOR + 2.750%)
181,712	3.750	03/15/24	173,827
Urban One, Inc.(k)
496,453	0.000	04/18/23	410,815

			3,462,410

Media - Non Cable – 0.9%
Advantage Sales & Marketing, Inc.
(3M LIBOR + 3.250%)
555,107	4.250	07/23/21	525,270
(3M LIBOR + 3.250%)
472,971	4.250	07/25/21	446,957
Cengage Learning, Inc.(6M LIBOR + 4.250%)
1,893,187	5.250	06/07/23	1,531,910
Entercom Media Corp.(1M LIBOR + 2.500%)
484,425	2.673	11/18/24	457,177
Lions Gate Capital Holdings LLC(1M LIBOR + 2.250%)
1,394,084	2.411	03/24/25	1,335,713
McGraw-Hill Global Education Holdings LLC(3M LIBOR + 4.000%)
2,288,849	5.000	05/04/22	1,982,441
Mission Broadcasting, Inc.(1M LIBOR + 2.250%)
320,802	2.421	01/17/24	310,893
Nielsen Finance LLC(1M LIBOR + 2.000%)
1,481,499	2.183	10/04/23	1,436,713
Terrier Media Buyer, Inc.(1M LIBOR + 4.250%)
259,898	4.411	12/17/26	252,982
William Morris Endeavor Entertainment LLC(1M LIBOR + 2.750%)
249,337	2.920	05/18/25	196,477

			8,476,533

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans (j) – (continued)
Metal Fabricate/Hardware – 0.0%
Advanced Drainage Systems, Inc.(1M LIBOR + 2.250%)
$115,134	2.438%	07/31/26	$ 113,551

Noncaptive - Financial – 0.1%
Avolon TLB Borrower 1 (US) LLC(1M LIBOR + 1.750%)
554,569	2.500	01/15/25	527,811

Oil & Gas Services – 0.2%
Citgo Petroleum Corp.(2M LIBOR + 5.000%)
579,091	6.000	03/28/24	558,823
Delek US Holdings, Inc.(1M LIBOR + 2.250%)
493,710	2.411	03/31/25	463,470
EG America LLC(6M LIBOR + 4.000%)
540,098	5.072	02/07/25	512,321
EG Group Ltd.(k)
398,980	0.000	02/07/25	378,460

			1,913,074

Oil Field Services(k) – 0.0%
California Resources Corp.
250,000	0.000	12/31/21	7,917
250,000	0.000	12/31/22	90,535

			98,452

Packaging – 0.3%
Berry Global, Inc.(1M LIBOR + 2.000%)
497,487	2.188	07/01/26	481,682
Klockner-Pentaplast of America, Inc.(6M LIBOR + 4.250%)
857,798	5.250	06/30/22	813,570
Reynolds Group Holdings, Inc.(1M LIBOR + 2.750%)
1,114,397	2.911	02/05/23	1,090,527

			2,385,779

Pharmaceuticals – 0.5%
Alphabet Holding Co., Inc.(1M LIBOR + 7.750%)
350,000	7.911	09/26/25	319,550
Amneal Pharmaceuticals LLC(1M LIBOR + 3.500%)
248,731	3.688	05/04/25	233,496
Catalent Pharma Solutions, Inc.(1M LIBOR + 2.250%)
398,990	3.250	05/18/26	395,666
Endo Finance Co. (Luxembourg) S.a.r.l.(1M LIBOR + 4.250%)
2,954,534	5.000	04/29/24	2,820,576

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans (j) – (continued)
Pharmaceuticals – (continued)
Patterson Medical Holdings, Inc.(k)
$784,785	0.000%	08/29/22	$ 711,047

			4,480,335

Pipelines – 0.0%
Traverse Midstream Partners LLC(1M LIBOR + 4.000%)
462,403	5.000	09/27/24	402,291

Real Estate – 0.2%
Fly Funding II S.a.r.l.(3M LIBOR + 1.750%)
970,932	2.200	08/11/25	825,292
Realogy Group LLC
(3M LIBOR + 2.250%)
299,491	2.437	02/08/23	278,901
(3M LIBOR + 2.250%)
487,500	3.000	02/08/25	460,687

			1,564,880

Restaurants – 0.2%
1011778 B.C. Unlimited Liability Co.(1M LIBOR + 1.750%)
2,074,513	1.911	11/19/26	1,988,607

Retailers – 0.8%
Academy Ltd.(1M LIBOR + 4.000%)
2,610,585	5.000	07/01/22	2,326,683
Belk, Inc.(6M LIBOR + 4.750%)
678,398	5.750	12/12/22	332,415
J.C. Penney Co., Inc.(k)
550,000	0.000	11/16/20	569,250
Neiman Marcus Group Ltd., Inc.(l)(1M LIBOR + 3.250%)
421,756	3.513	10/25/20	126,527
Petco Animal Supplies, Inc.(3M LIBOR + 3.250%)
267,781	4.250	01/26/23	223,262
PetSmart, Inc.(3M LIBOR + 4.000%)
3,534,801	5.000	03/11/22	3,514,935
Serta Simmons Bedding LLC
(3M LIBOR + 3.500%)
85,443	4.500	11/08/23	20,207
(3M LIBOR + 8.000%)
156,560	9.000	11/08/24	22,545

			7,135,824

Retailing – 0.0%
Golden Nugget, Inc.(1M LIBOR + 2.500%)
358,741	3.250	10/04/23	299,273

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans (j) – (continued)
Semiconductors – 0.1%
Bright Bidco B.V.(3M LIBOR + 3.500%)
$834,454	4.572%	06/30/24	$ 323,610
MACOM Technology Solutions Holdings, Inc.(1M LIBOR + 2.250%)
497,436	3.000	05/17/24	478,782
Microchip Technology, Inc.(1M LIBOR + 2.000%)
178,120	2.170	05/29/25	176,784

			979,176

Services Cyclical - Business Services – 0.2%
Asurion LLC(1M LIBOR + 3.000%)
494,949	3.161	11/03/24	486,441
SeaWorld Parks & Entertainment, Inc.(1M LIBOR + 3.000%)
477,942	3.750	03/31/24	441,801
Tempo Acquisition LLC(1M LIBOR + 2.750%)
485,000	2.911	05/01/24	471,905

			1,400,147

Software – 0.2%
Rackspace Hosting, Inc.(3M LIBOR + 3.000%)
1,974,185	4.000	11/03/23	1,930,023

Technology - Hardware – 0.1%
CommScope, Inc.(1M LIBOR + 3.250%)
1,380,224	3.411	04/06/26	1,349,169

Technology - Software – 0.2%
Informatica LLC(1M LIBOR + 3.250%)
997,500	3.411	02/25/27	972,024
The Dun & Bradstreet Corp.(1M LIBOR + 3.750%)
180,000	3.922	02/06/26	178,913
The Ultimate Software Group, Inc.(3M LIBOR + 4.000%)
1,000,000	4.750	05/04/26	999,630

			2,150,567

Technology - Software/Services – 2.1%
Almonde, Inc.(3M LIBOR + 3.500%)
2,418,628	4.500	06/13/24	2,233,869
Ancestry.com Operations, Inc.(1M LIBOR + 3.750%)
497,467	4.750	10/19/23	487,517
Banff Merger Sub, Inc.(1M LIBOR + 4.250%)
207,786	4.411	10/02/25	200,115
Blackboard, Inc.(3M LIBOR + 6.000%)
496,872	7.000	06/30/24	469,544

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans (j) – (continued)
Technology - Software/Services – (continued)
Ceridian HCM Holding, Inc.(1 Week LIBOR + 2.500%)
$994,937	2.611%	04/30/25	$ 963,845
Dynatrace LLC(1M LIBOR + 2.250%)
376,973	2.411	08/22/25	369,433
Greeneden U.S. Holdings II, LLC(1M LIBOR + 3.250%)
1,969,344	3.411	12/01/23	1,936,515
MA FinanceCo. LLC(1M LIBOR + 2.500%)
243,641	2.661	06/21/24	228,615
Mavenir Systems, Inc.(k)
587,970	0.000	05/08/25	582,090
McAfee LLC(1M LIBOR + 3.750%)
1,486,908	3.916	09/30/24	1,471,013
Perforce Software, Inc.(1M LIBOR + 3.750%)
248,750	3.911	07/01/26	239,857
Pitney Bowes Inc.(1M LIBOR + 5.500%)
62,521	5.670	01/07/25	58,300
Refinitiv US Holdings Inc.(1M LIBOR + 3.250%)
2,037,655	3.411	10/01/25	2,020,926
Seattle SpinCo, Inc.(1M LIBOR + 2.500%)
1,645,366	2.661	06/21/24	1,543,897
Sophia L.P.(3M LIBOR + 3.250%)
1,179,137	4.250	09/30/22	1,169,999
SS&C Technologies Holdings Europe S.a.r.l.(1M LIBOR + 1.750%)
582,646	1.911	04/16/25	563,710
SS&C Technologies, Inc.(1M LIBOR + 1.750%)
829,307	1.911	04/16/25	802,355
Syniverse Holdings, Inc.(3M LIBOR + 5.000%)
3,280,574	6.000	03/09/23	2,591,653
Tibco Software, Inc.(1M LIBOR + 3.750%)
490,000	3.920	06/30/26	469,993
TTM Technologies, Inc.(1M LIBOR + 2.500%)
125,912	2.671	09/28/24	123,551
Western Digital Corp.(1M LIBOR + 1.750%)
315,095	1.911	04/29/23	309,029
Zelis Healthcare Corp.(1M LIBOR + 4.750%)
248,750	4.911	09/30/26	247,952

			19,083,778

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans (j) – (continued)
Telecommunication Services – 1.4%
Altice France SA(1M LIBOR + 4.000%)
$984,969	4.175%	08/14/26	$ 961,398
CenturyLink, Inc.(1M LIBOR + 2.250%)
1,492,500	2.411%	03/15/27	1,435,084
Connect Finco S.a.r.l.(1M LIBOR + 4.500%)
249,375	5.500	12/11/26	242,517
Frontier Communications Corp.(1M LIBOR + 3.750%)
2,781,201	3.911	06/15/24	2,732,530
Intelsat Jackson Holdings SA(3M LIBOR + 4.750%)
5,077,000	8.000	11/27/23	5,106,345
IQOR US Inc.(12M LIBOR + 0.000%)
361,694	0.000	04/01/21	248,795
MLN US Holding Co. LLC(1M LIBOR + 4.500%)
247,487	4.666	11/30/25	202,012
Plantronics, Inc.(1M LIBOR + 2.500%)
500,321	2.661	07/02/25	458,975
Riverbed Technology, Inc.(2M LIBOR + 3.250%)
796,324	4.250	04/24/22	720,506
West Corp.(3M LIBOR + 3.500%)
105,293	4.500	10/10/24	91,225
Windstream Services LLC(k)
670,000	0.000	04/24/21	385,920

			12,585,307

Telecommunications – 0.1%
Maxar Technologies Ltd.(1M LIBOR + 2.750%)
984,737	2.911	10/04/24	944,737

Telecommunications - Internet & Data – 0.2%
Avaya, Inc.(1M LIBOR + 4.250%)
2,042,286	4.425	12/15/24	1,926,896

Telecommunications - Satellites – 0.2%
West Corp.(3M LIBOR + 4.000%)
1,154,049	5.000	10/10/24	1,012,367
Windstream Services LLC(3M LIBOR + 5.000%)
1,105,208	8.250	03/29/21	660,616

			1,672,983

Textiles(k) – 0.0%
Boardriders, Inc.
454,538	0.000	04/23/24	259,996

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans (j) – (continued)
Transportation – 0.2%
CEVA Logistics Finance B.V.(3M LIBOR + 5.000%)
$495,000	5.308%	08/04/25	$ 420,572
HGIM Corp.(3M LIBOR + 6.000%)
186,235	7.713%	07/02/23	87,842
Uber Technologies(1M LIBOR + 3.500%)
1,228,332	3.661	07/13/23	1,200,006

			1,708,420

Wireless – 0.1%
Liberty Latin America Ltd.(1M LIBOR + 5.000%)
550,000	5.175	10/15/26	551,375

Wirelines Telecommunications – 0.2%
Consolidated Communications, Inc.(k)
250,000	0.000	10/04/23	241,805
Flexential Intermediate Corp.(k)
839,315	0.000	08/01/24	674,599
Greenway Health LLC(3M LIBOR + 3.750%)
88,777	4.820	02/14/24	70,800
Level 3 Financing, Inc.(1M LIBOR + 1.750%)
1,000,000	1.911	03/01/27	967,710

			1,954,914

TOTAL BANK LOANS (Cost $195,315,728)			$181,902,259

Shares	Description	Value

Common Stocks – 0.2%
Automobiles(f) – 0.0%
65,182	Monitronics International, Inc.	$ 265,943

Chemicals(f) – 0.1%
42,218	Hexion Holdings Corp. Class B	280,750

Commercial Services & Supplies(f) – 0.0%
10,879	Cenveo, Inc.	152,306

Distributors(f)(l) – 0.0%
542	ATD New Holdings, Inc.	7,317

Diversified Consumer Services(f) – 0.0%
7,679	Premier Brands Group Holdings LLC	35,838

Energy Equipment & Services(f) – 0.0%
17,981	Parker Drilling Co.	82,533

Health Care Technology(l) – 0.0%
2,776	MModal, Inc.	5,552

Media(f) – 0.1%
123,364	Clear Channel Outdoor Holdings, Inc.	113,063
18,970	Cumulus Media, Inc. Class A	74,552

Shares	Description	Value

Common Stocks – (continued)
Media(f) – (continued)
52,092	iHeartMedia, Inc. Class A	$ 435,489

		623,104

Oil, Gas & Consumable Fuels(f) – 0.0%
117,847	Jupiter Resources, Inc.	88,385

Software(f) – 0.0%
12,799	Avaya Holdings Corp.	162,035

TOTAL COMMON STOCKS (Cost $5,455,930)		$ 1,703,763

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 1.4%
Collateralized Mortgage Obligations – 0.8%
Interest Only(m) – 0.7%
GNMA REMIC Series 2020-51, Class IO
$15,778,321	3.000%	04/20/50	$ 1,770,722
GNMA REMIC Series 2020-62, Class MI
2,513,145	3.000	05/20/50	235,408
GNMA REMIC Series 2020-65, Class ES(i)(-1X 1M USD LIBOR + 6.050%)
5,717,326	5.863	05/20/50	1,391,848
GNMA REMIC Series 2020-78, Class AS(i)(-1x1M USD LIBOR + 6.150%)
7,982,659	5.963	06/20/50	1,963,097
GNMA REMIC Series 2020-78, Class SQ(i)(-1x1M USD LIBOR + 6.150%)
2,093,809	5.963	06/20/50	473,536
GNMA REMIC Series 2020-81, Class IO
7,429,627	0.940	02/16/61	600,969

			6,435,580

Sequential Fixed Rate(a(l)) – 0.1%
L1C LLC Series 2020-1
1,000,000	5.290	08/25/51	1,000,747

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 7,436,327

Commercial Mortgage-Backed Securities(i) – 0.6%
Sequential Floating Rate – 0.6%
CSMC Trust Series 2020-LOTS, Class A(a)(1M USD LIBOR + 3.975%)
$2,955,000	4.149%	07/15/22	$ 2,975,620
GNMA REMIC Series 2019-156, Class IO
13,223,181	0.847	11/16/61	1,006,966
GNMA REMIC Series 2020-52, Class IO
10,469,231	0.927	10/16/62	896,848

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 4,879,434

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $12,272,596)			$ 12,315,761

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 1.5%
Automotive(a) – 0.3%
Hertz Vehicle Financing II LP Series 2016-4A, Class A
$1,349,802	2.650%	07/25/22	$ 1,351,899
Hertz Vehicle Financing II LP Series 2017-1A, Class A
1,365,589	2.960	10/25/21	1,366,671

			2,718,570

Collateralized Loan Obligations(a)(i) – 0.8%
Carlyle U.S. CLO Ltd. Series 2020-1A, Class D(-1X 3M USD LIBOR + 7.790%)
500,000	3.500	07/20/31	480,000
Dryden 36 Senior Loan Fund Series 2014-36A, Class DR2(3M USD LIBOR + 3.700%)
1,500,000	3.975	04/15/29	1,412,373
Mountain View CLO XIV Ltd. Series 2019-1A, Class D(3M USD LIBOR + 4.050%)
1,040,000	4.325	04/15/29	962,929
Sound Point CLO XXIII Series 2019-2A, Class D(-1X 3M USD LIBOR + 3.860%)
2,629,000	4.135	04/15/32	2,426,672
Symphony CLO XVIII Ltd. Series 2016-18A, Class D(3M USD LIBOR + 4.000%)
1,100,000	4.256	01/23/28	1,040,118
Voya CLO Ltd. Series 2017-1A, Class C(3M USD LIBOR + 3.330%)
1,000,000	3.603	04/17/30	895,553

			7,217,645

Home Equity(i) – 0.1%
Countrywide Asset-Backed Certificates Series 2007-BC3, Class 2A3(1M USD LIBOR + 0.180%)
557,306	0.352	11/25/47	507,560

Other(a) – 0.3%
AASET U.S. Ltd. Series 2018-2A, Class A
1,739,088	4.454	11/18/38	1,558,078
Vericrest Opportunity Loan Trust Series 2019-NPL2, Class A1(e)
1,924,403	3.967	02/25/49	1,922,972

			3,481,050

TOTAL ASSET-BACKED SECURITIES (Cost $13,937,717)			$ 13,924,825

Shares	Distribution Rate	Value

Preferred Stocks – 0.0%
Pipelines – 0.0%
Crestwood Equity Partners LP
70,040	9.250%	$ 446,855
(Cost $642,337)

Shares	Dividend Rate	Value

Investment Company(n) – 8.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
79,318,485	0.130%	$ 79,318,485
(Cost $79,318,485)

TOTAL INVESTMENTS – 97.7% (Cost $898,065,515)		$883,014,238

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		20,361,908

NET ASSETS – 100.0%		$903,376,146

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Actual maturity date is June 28, 2117..

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on July 31, 2020.

(f)	Security is currently in default and/or non-income producing.

(g)	Actual maturity date is April 03, 2120.

(h)	Pay-in-kind securities.

(i)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on July 31, 2020.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

(j)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on July 31, 2020. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(l)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(m)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(n)	Represents an affiliated issuer.

Currency Abbreviations:
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
UAH	— Ukraine Hryvna
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At July 31, 2020, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

MED ParentCo. LP08/31/2026, due 08/31/26	$14,982	$12,481	$(1,332)
Pacific Gas & Electric Co.04/27/2022, due 04/27/22	5,563	6,629	631

TOTAL			$(701)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	EUR	32,450,000	USD	36,772,207	09/11/20	$1,486,674
	GBP	3,180,000	USD	4,036,824	09/11/20	126,752
	MYR	6,184,850	USD	1,451,000	09/15/20	8,551
	RON	4,810,000	USD	1,066,377	08/11/20	105,343
	USD	1,470,000	BRL	7,672,665	10/06/20	2,657
BNP Paribas SA	CLP	218,316,770	USD	267,742	10/01/20	20,784
	CZK	95,296,237	USD	4,064,458	09/09/20	213,532
	EUR	92,000	USD	108,053	08/13/20	348
	HUF	155,352,400	USD	521,103	09/29/20	10,055
	HUF	313,592,784	USD	1,052,000	10/27/20	20,041
	PLN	7,926,769	USD	2,000,000	10/01/20	117,373
	THB	36,272,701	USD	1,160,000	10/08/20	3,038
	TRY	2,226,669	USD	306,851	08/13/20	7,337
Citibank NA (London)	CAD	1,124,163	USD	798,781	08/13/20	40,520
	CLP	120,162,585	USD	147,258	10/01/20	11,548
	CZK	66,690,267	USD	2,805,000	09/09/20	188,825
	EUR	14,744,352	USD	16,047,787	08/13/20	1,325,146
	GBP	1,243,576	USD	1,550,079	08/13/20	77,878
	PHP	65,241,000	USD	1,320,000	10/28/20	1,535
	PLN	28,267,985	USD	7,146,000	10/01/20	404,852
	USD	1,471,934	RUB	109,267,280	10/16/20	12,971
	USD	218,000	TRY	1,506,131	08/13/20	5,482
HSBC Bank PLC	GBP	673,829	USD	855,273	08/13/20	26,832
UBS AG (London)	EUR	283,000	USD	332,626	08/13/20	826
	USD	60,000	EUR	50,750	08/13/20	202

TOTAL						$4,219,102

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	COP	2,687,685,000	USD	731,253	09/18/20	$(13,945)
	COP	3,692,770,800	USD	1,002,000	10/27/20	(19,152)
	RUB	109,267,280	USD	1,528,000	10/16/20	(69,037)
	TRY	8,952,580	USD	1,300,000	08/13/20	(36,770)
	USD	491,000	HUF	155,352,400	09/29/20	(40,158)
	ZAR	6,193,072	USD	365,000	08/11/20	(3,144)
BNP Paribas SA	THB	109,042,570	USD	3,500,000	10/08/20	(3,690)
	USD	378,000	BRL	2,017,024	10/06/20	(7,742)
	USD	978,606	COP	3,692,770,800	10/27/20	(4,242)
	USD	3,241,544	ZAR	60,336,589	08/11/20	(283,876)
	ZAR	21,647,008	USD	1,274,752	08/11/20	(9,934)
Citibank NA (London)	GBP	38,050	USD	50,000	08/13/20	(189)
	TRY	2,270,112	USD	312,000	10/30/20	(4,738)
	USD	715,000	COP	2,687,685,000	09/18/20	(2,308)
	USD	4,239,000	EUR	3,753,161	08/13/20	(183,264)
	USD	675,000	GBP	537,063	08/13/20	(28,066)
ZAR		9,072,550	USD	548,000	08/11/20	(17,898)
HSBC Bank PLC	USD	1,245,000	EUR	1,104,471	08/13/20	(56,373)
Toronto-Dominion Bank	USD	122,000	CAD	163,542	08/13/20	(100)

TOTAL						$(784,626)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At July 31, 2020, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Value	Unrealized Gain (Loss)

Long position contracts:
10 Year U.S. Treasury Notes	46	09/21/20	$6,443,594	$61,303

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/ Index	Financing Rate Received/(Paid) by the Fund (%)(a)	Credit Spread at July 31, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 34	(5.000)%	4.340%	06/20/25	$5,963	$(200,090)	$30,626	$(230,716)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Credit Spread at April 30, 2020(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Barrick Gold Corp., 5.800%, 11/15/34	(1.000)%	0.180%	Citibank NA	12/20/24	$1,000	$(37,464)	$(19,193)	$(18,274)

(a)	Payments made Quarterly
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 95.5%
Australia – 3.5%
287,655	Goodman Group (Equity Real Estate Investment Trusts (REITs))	$ 3,497,481
813,922	Ingenia Communities Group (Equity Real Estate Investment Trusts (REITs))	2,751,690
972,293	Mirvac Group (Equity Real Estate Investment Trusts (REITs))	1,446,876
64,916	NEXTDC Ltd.* (IT Services)	525,483
651,748	Stockland (Equity Real Estate Investment Trusts (REITs))	1,473,023
674,072	Transurban Group (Transportation Infrastructure)	6,667,588

		16,362,141

Belgium – 1.5%
8,310	Aedifica SA (Equity Real Estate Investment Trusts (REITs))	957,546
21,573	Elia Group SA (Electric Utilities)	2,347,944
9,664	Shurgard Self Storage SA (Real Estate Management & Development)	379,159
5,846	VGP NV (Real Estate Management & Development)	810,446
68,450	Warehouses De Pauw CVA (Equity Real Estate Investment Trusts (REITs))	2,202,898

		6,697,993

Canada – 7.9%
56,170	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	2,036,789
209,000	Dream Industrial Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,716,376
292,325	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	9,356,059
141,500	First Capital Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,434,596
28,851	Gibson Energy, Inc. (Oil, Gas & Consumable Fuels)	475,160
209,493	Hydro One Ltd.(a) (Electric Utilities)	4,463,721
179,059	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	4,351,316
325,461	Summit Industrial Income REIT (Equity Real Estate Investment Trusts (REITs))	2,927,922
199,921	TC Energy Corp. (Oil, Gas & Consumable Fuels)	9,112,081

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
6,360	Waste Connections, Inc. (Commercial Services & Supplies)	$ 651,073

		36,525,093

China – 1.8%
296,000	China Gas Holdings Ltd. (Gas Utilities)	890,286
10,235,999	China Tower Corp. Ltd. Class H(a) (Diversified Telecommunication Services)	1,862,225
401,597	ENN Energy Holdings Ltd. (Gas Utilities)	4,868,060
1,026,000	Zhejiang Expressway Co. Ltd. Class H (Transportation Infrastructure)	762,986

		8,383,557

Denmark(a) – 0.8%
27,180	Orsted A/S (Electric Utilities)	3,873,828

Finland – 0.3%
57,824	Kojamo Oyj (Real Estate Management & Development)	1,437,202

France – 3.2%
15,077	Covivio (Equity Real Estate Investment Trusts (REITs))	1,083,553
20,471	Eiffage SA* (Construction & Engineering)	1,789,020
19,400	Gecina SA (Equity Real Estate Investment Trusts (REITs))	2,516,611
147,095	Getlink SE* (Transportation Infrastructure)	2,213,111
83,620	Vinci SA (Construction & Engineering)	7,196,761

		14,799,056

Germany – 3.3%
142,091	alstria office REIT AG* (Equity Real Estate Investment Trusts (REITs))	2,124,004
24,853	Deutsche Wohnen SE (Real Estate Management & Development)	1,209,258
11,889	LEG Immobilien AG* (Real Estate Management & Development)	1,657,761
158,956	Vonovia SE (Real Estate Management & Development)	10,274,254

		15,265,277

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – 3.5%
653,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	$ 3,628,669
564,000	Guangdong Investment Ltd. (Water Utilities)	911,861
374,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	917,556
201,700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	768,315
633,952	Link REIT (Equity Real Estate Investment Trusts (REITs))	4,918,880
337,393	New World Development Co. Ltd. (Real Estate Management & Development)	1,647,413
214,883	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	2,613,362
1,225,000	Towngas China Co. Ltd.* (Gas Utilities)	590,011

		15,996,067

Italy – 0.9%
48,066	Atlantia SpA* (Transportation Infrastructure)	770,073
75,654	Enel SpA (Electric Utilities)	693,030
207,384	Snam SpA (Gas Utilities)	1,103,999
212,749	Terna Rete Elettrica Nazionale SpA (Electric Utilities)	1,587,693

		4,154,795

Japan – 6.6%
527	Activia Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,734,285
456	Invincible Investment Corp. (Equity Real Estate Investment Trusts (REITs))	104,137
55	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts (REITs))	280,629
690	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	829,652
367	Kenedix Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	1,997,099
875	LaSalle Logiport REIT (Equity Real Estate Investment Trusts (REITs))	1,593,212
372,969	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	5,357,807
374,621	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	5,856,811
430	Mitsui Fudosan Logistics Park, Inc. (Equity Real Estate Investment Trusts (REITs))	2,346,885

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
69	Nippon Accommodations Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 445,261
190	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	1,062,265
578	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,995,251
1,118	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	1,386,506
1,733	Orix JREIT, Inc. (Equity Real Estate Investment Trusts (REITs))	2,235,700
48,057	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	1,225,550
98,600	Tokyo Gas Co. Ltd. (Gas Utilities)	2,093,484
49,761	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	190,164

		30,734,698

Mexico – 0.2%
105,254	Grupo Aeroportuario del Centro Norte SAB de CV* (Transportation Infrastructure)	433,738
9,420	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation Infrastructure)	631,988

		1,065,726

Netherlands – 0.6%
39,064	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	2,132,817
20,847	NSI NV (Equity Real Estate Investment Trusts (REITs))	742,159

		2,874,976

New Zealand – 0.3%
363,391	Auckland International Airport Ltd. (Transportation Infrastructure)	1,549,076

Singapore – 1.9%
1,034,200	CapitaLand Ltd. (Real Estate Management & Development)	2,087,262
225,208	City Developments Ltd. (Real Estate Management & Development)	1,348,685
575,286	Frasers Centrepoint Trust (Equity Real Estate Investment Trusts (REITs))	1,004,878

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
1,691,770	Frasers Logistics & Commercial Trust (Equity Real Estate Investment Trusts (REITs))	$ 1,674,739
119,559	Keppel DC REIT (Equity Real Estate Investment Trusts (REITs))	259,844
384,000	Keppel REIT (Equity Real Estate Investment Trusts (REITs))	309,033
535,400	Mapletree Industrial Trust (Equity Real Estate Investment Trusts (REITs))	1,280,059
505,992	Mapletree Logistics Trust (Equity Real Estate Investment Trusts (REITs))	788,167

		8,752,667

Spain – 3.1%
10,600	Aena SME SA*(a) (Transportation Infrastructure)	1,382,083
93,460	Cellnex Telecom SA(a) (Diversified Telecommunication Services)	5,881,849
135,815	Ferrovial SA (Construction & Engineering)	3,325,700
39,059	Iberdrola SA (Electric Utilities)	504,849
156,636	Inmobiliaria Colonial Socimi SA (Equity Real Estate Investment Trusts (REITs))	1,342,648
175,200	Merlin Properties Socimi SA (Equity Real Estate Investment Trusts (REITs))	1,449,516
12,600	Red Electrica Corp. SA (Electric Utilities)	245,634

		14,132,279

Switzerland – 0.3%
13,800	PSP Swiss Property AG (Real Estate Management & Development)	1,533,027

Thailand – 0.1%
265,500	Airports of Thailand PCL (Transportation Infrastructure)	439,851

United Kingdom – 5.6%
74,660	Big Yellow Group PLC (Equity Real Estate Investment Trusts (REITs))	995,441
23,035	Derwent London PLC (Equity Real Estate Investment Trusts (REITs))	866,635
666,600	Grainger PLC (Real Estate Management & Development)	2,527,928
241,000	Great Portland Estates PLC (Equity Real Estate Investment Trusts (REITs))	1,858,411

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
542,113	National Grid PLC (Multi-Utilities)	$ 6,360,003
111,287	Pennon Group PLC (Water Utilities)	1,537,762
741,329	Primary Health Properties PLC (Equity Real Estate Investment Trusts (REITs))	1,492,955
305,991	Segro PLC (Equity Real Estate Investment Trusts (REITs))	3,875,145
92,591	Severn Trent PLC (Water Utilities)	2,950,631
249,263	The British Land Co. PLC (Equity Real Estate Investment Trusts (REITs))	1,189,509
107,065	UNITE Group PLC* (Equity Real Estate Investment Trusts (REITs))	1,314,045
89,348	United Utilities Group PLC (Water Utilities)	1,047,833

		26,016,298

United States – 50.1%
27,232	Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,823,727
19,230	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	3,414,286
35,559	Alliant Energy Corp. (Electric Utilities)	1,914,852
31,973	American Campus Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	1,139,518
69,923	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	18,277,173
44,863	American Water Works Co., Inc. (Water Utilities)	6,606,974
163,618	Americold Realty Trust (Equity Real Estate Investment Trusts (REITs))	6,601,986
256,111	Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	2,258,899
13,728	Atmos Energy Corp. (Gas Utilities)	1,455,031
51,695	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	7,915,538
22,290	Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,985,816
129,086	Brandywine Realty Trust (Equity Real Estate Investment Trusts (REITs))	1,398,001
286,500	Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	3,297,615

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
49,800	Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	$ 4,522,338
83,596	CenterPoint Energy, Inc. (Multi-Utilities)	1,589,160
81,324	Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,023,911
27,698	Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,266,630
19,830	Consolidated Edison, Inc. (Multi-Utilities)	1,523,539
58,751	Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	1,555,726
64,295	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	10,717,976
14,290	CSX Corp. (Road & Rail)	1,019,449
32,900	CubeSmart (Equity Real Estate Investment Trusts (REITs))	976,143
6,973	CyrusOne, Inc. (Equity Real Estate Investment Trusts (REITs))	581,688
43,272	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	6,946,887
71,735	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	2,883,030
77,392	Edison International (Electric Utilities)	4,308,413
1,553	Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	1,219,850
110,719	Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	7,564,322
13,064	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,883,747
25,867	Evergy, Inc. (Electric Utilities)	1,676,958
65,689	Eversource Energy (Electric Utilities)	5,916,608
10,344	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	1,068,949
75,948	FirstEnergy Corp. (Electric Utilities)	2,202,492
79,287	Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,998,032
80,904	Global Medical REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	961,949
170,689	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	4,658,103

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
31,769	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 342,470
124,000	Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,922,680
357,181	Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	10,651,137
1	JBG SMITH Properties (Equity Real Estate Investment Trusts (REITs))	29
8,742	Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	509,396
220,013	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,102,183
25,785	Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	2,530,282
21,059	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	423,918
55,561	MGM Growth Properties LLC Class A (Equity Real Estate Investment Trusts (REITs))	1,519,038
9,126	NextEra Energy, Inc. (Electric Utilities)	2,561,668
73,329	NiSource, Inc. (Multi-Utilities)	1,792,894
21,683	NorthWestern Corp. (Multi-Utilities)	1,219,886
3,487	Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	112,909
97,604	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	2,724,128
425,100	Paramount Group, Inc. (Equity Real Estate Investment Trusts (REITs))	3,030,963
3,334	Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	27,572
31,381	PNM Resources, Inc. (Electric Utilities)	1,325,220
183,894	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	19,386,105
24,241	Public Service Enterprise Group, Inc. (Multi-Utilities)	1,356,042
3,329	Public Storage (Equity Real Estate Investment Trusts (REITs))	665,401
37,211	QTS Realty Trust, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	2,677,331
30,531	Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	1,833,387

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
50,157	Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	$ 2,057,942
50,783	Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts (REITs))	552,011
48,518	Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	2,276,950
119,800	Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,765,852
37,264	SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	11,609,227
36,046	Sempra Energy (Multi-Utilities)	4,486,285
36,640	Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	1,262,614
12,820	Sun Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	1,922,103
307,716	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	5,886,607
77,715	UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	2,813,283
2,940	Union Pacific Corp. (Road & Rail)	509,649
145,576	VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	3,160,455
42,518	Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	2,277,264
15,697	Xcel Energy, Inc. (Electric Utilities)	1,083,721

		232,533,918

TOTAL COMMON STOCKS (Cost $405,988,254)		$443,127,525

Shares	Description	Expiration Date	Value

Rights* – 0.0%
Spain – 0.0%
54,138	Cellnex Telecom SA (Diversified Telecommunication Services)	08/06/20	$ 226,390

TOTAL RIGHTS (Cost $—)			$ 226,390

Shares	Dividend Rate	Value

Investment Company(b) – 2.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
11,473,143	0.130%	$ 11,473,143
(Cost $11,473,143)

TOTAL INVESTMENTS – 98.0% (Cost $417,461,397)		$454,827,058

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		9,058,614

NET ASSETS – 100.0%		$463,885,672

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
LLC	— Limited Liability Company
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price on short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit defaults swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for valuation of Level 3 Assets and Liabilities.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2020:

MULTI-MANAGER GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$363,378	$1,816,210	$—
Asia	17,268,596	76,939,257	72,686
Australia and Oceania	—	3,739,599	—
Europe	9,410,158	103,508,405	—
North America	213,182,237	—	—
South America	6,138,811	520,683	—
Fixed Income
U.S. Treasury Obligations	199,978	—	—
Exchange Traded Funds	30,217,605	—	—
Investment Companies	51,561,319	—	—
Rights	—	3,004	—

Total	$328,342,082	$186,527,158	$72,686

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$481,719	$—
Futures Contracts	4,127,689	—	—

Total	$4,127,689	$481,719	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(3,667,733)	$—

MULTI-MANAGER NON-CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Foreign Debt Obligations	$—	$245,104,276	$—
Corporate Obligations	—	348,298,014	—
Bank Loans	—	180,148,213	1,754,046
Mortgage-Backed Obligations	—	12,315,761	—
Asset-Backed Securities	—	13,924,825	—
Unfunded Loan Committments	—	19,110	—
Common Stock and/or Other Equity Investments(a)
North America	1,148,422	996,644	5,552
Investment Company	79,318,485	—	—

Total	$80,466,907	$800,806,843	$1,759,598

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$4,219,102	$—
Futures Contracts	61,303	—	—

Total	$61,303	$4,219,102	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(784,626)	$—
Credit Default Swap Contracts	—	(248,987)	—
Total	$—	$(1,033,613)	$—

MULTI-MANAGER REAL ASSETS STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$64,306,840	$—
Australia and Oceania	—	17,911,217	—
Europe	9,567,851	81,216,881	—
North America	270,124,736	—	—
Investment Company	11,473,143	—	—
Rights	—	226,390	—

Total	$291,165,730	$163,661,328	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates. In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.